1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (78.3%)
Communication Services (6.1%)
Diversified Telecommunication Services (0.4%)
Vonage Holdings Corp.
1.750%, 6/1/24§	$106,000	$100,551

Entertainment (3.4%)
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23	226,000	303,359
Live Nation Entertainment, Inc.
2.500%, 3/15/23	256,000	304,448
Pandora Media LLC
1.750%, 12/1/23	177,000	216,028
Zynga, Inc.
0.250%, 6/1/24§	99,000	101,244

		925,079

Interactive Media & Services (0.9%)
Momo, Inc.
1.250%, 7/1/25	61,000	56,073
Snap, Inc.
0.750%, 8/1/26§	101,000	112,420
Twitter, Inc.
0.250%, 6/15/24	70,000	68,748

		237,241

Media (1.4%)
DISH Network Corp.
3.375%, 8/15/26	395,000	383,416

Total Communication Services		1,646,287

Consumer Discretionary (8.0%)
Diversified Consumer Services (1.2%)
Chegg, Inc.
0.125%, 3/15/25§	299,000	319,242

Hotels, Restaurants & Leisure (1.2%)
Caesars Entertainment Corp.
5.000%, 10/1/24	145,000	279,669
Luckin Coffee, Inc.
0.750%, 1/15/25§	65,000	56,565

		336,234

Internet & Direct Marketing Retail (4.1%)
Booking Holdings, Inc.
0.350%, 6/15/20	273,000	379,352
Etsy, Inc.
(Zero Coupon), 3/1/23	167,000	249,229
IAC Financeco 3, Inc.
2.000%, 1/15/30§	300,000	345,252
Wayfair, Inc.
0.375%, 9/1/22	103,000	113,908

		1,087,741

Specialty Retail (1.5%)
Guess?, Inc.
2.000%, 4/15/24§	100,000	107,955
RH
(Zero Coupon), 6/15/23	228,000	284,293

		392,248

Total Consumer Discretionary		2,135,465

Consumer Staples (0.5%)
Personal Products (0.5%)
Herbalife Nutrition Ltd.
2.625%, 3/15/24	132,000	126,866

Total Consumer Staples		126,866

Energy (0.8%)
Energy Equipment & Services (0.5%)
SEACOR Holdings, Inc.
3.250%, 5/15/30	148,000	132,157

Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	93,654

Total Energy		225,811

Financials (2.3%)
Capital Markets (0.8%)
New Mountain Finance Corp.
5.750%, 8/15/23	199,000	210,964

Consumer Finance (0.7%)
Encore Capital Group, Inc.
3.250%, 10/1/25§	72,000	75,735
PRA Group, Inc.
3.500%, 6/1/23	99,000	101,417

		177,152

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	60,000	61,196

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.
0.625%, 6/1/22	101,000	161,342

Total Financials		610,654

Health Care (18.4%)
Biotechnology (8.5%)
Apellis Pharmaceuticals, Inc.
3.500%, 9/15/26§	130,000	174,232
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	211,000	225,308
Clovis Oncology, Inc.
2.500%, 9/15/21	128,000	109,553
Exact Sciences Corp.
1.000%, 1/15/25	322,000	469,114
Incyte Corp.
1.250%, 11/15/20	75,000	110,495
Inovio Pharmaceuticals, Inc.
6.500%, 3/1/24§	66,000	69,539
Insmed, Inc.
1.750%, 1/15/25	175,000	164,736
Invitae Corp.
2.000%, 9/1/24§	83,000	82,624
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	147,000	166,576
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23	315,000	271,879
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	150,000	216,939
Retrophin, Inc.
2.500%, 9/15/25	58,000	46,522
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	93,000	166,424

		2,273,941

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (4.4%)
CONMED Corp.
2.625%, 2/1/24§	$101,000	$129,533
DexCom, Inc.
0.750%, 12/1/23	199,000	315,788
Insulet Corp.
1.375%, 11/15/24	58,000	123,157
0.375%, 9/1/26§	200,000	224,225
Nevro Corp.
1.750%, 6/1/21	126,000	185,975
NuVasive, Inc.
2.250%, 3/15/21	71,000	93,301
Wright Medical Group NV
2.250%, 11/15/21	71,000	102,176

		1,174,155

Health Care Providers & Services (0.8%)
Anthem, Inc.
2.750%, 10/15/42	54,000	199,260

Health Care Technology (1.7%)
Allscripts Healthcare Solutions, Inc.
0.875%, 1/1/27§	65,000	59,333
Evolent Health, Inc.
2.000%, 12/1/21	124,000	117,401
Tabula Rasa HealthCare, Inc.
1.750%, 2/15/26§	67,000	74,035
Teladoc Health, Inc.
3.000%, 12/15/22	90,000	214,228

		464,997

Life Sciences Tools & Services (1.4%)
Illumina, Inc.
0.500%, 6/15/21	148,000	184,075
(Zero Coupon), 8/15/23	66,000	69,300
Repligen Corp.
0.375%, 7/15/24	117,000	129,463

		382,838

Pharmaceuticals (1.6%)
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	91,000	115,911
Jazz Investments I Ltd.
1.875%, 8/15/21	241,000	244,911
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24	91,000	64,829

		425,651

Total Health Care		4,920,842

Industrials (4.7%)
Aerospace & Defense (0.3%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23	46,000	93,583

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	131,000	108,521
Echo Global Logistics, Inc.
2.500%, 5/1/20	140,000	139,253

		247,774

Construction & Engineering (1.4%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	172,709
Tutor Perini Corp.
2.875%, 6/15/21	209,000	199,712

		372,421

Machinery (1.7%)
Chart Industries, Inc.
1.000%, 11/15/24§	88,000	111,045
Fortive Corp.
0.875%, 2/15/22§	331,000	333,158

		444,203

Transportation Infrastructure (0.4%)
Macquarie Infrastructure Corp.
2.000%, 10/1/23	113,000	108,344

Total Industrials		1,266,325

Information Technology (35.9%)
Communications Equipment (2.7%)
Infinera Corp.
2.125%, 9/1/24	122,000	124,465
InterDigital, Inc.
2.000%, 6/1/24§	199,000	199,038
Lumentum Holdings, Inc.
0.250%, 3/15/24	288,000	406,755

		730,258

Electronic Equipment, Instruments & Components (1.6%)
II-VI, Inc.
0.250%, 9/1/22	101,000	103,381
Insight Enterprises, Inc.
0.750%, 2/15/25§	132,000	149,508
TTM Technologies, Inc.
1.750%, 12/15/20	105,000	159,899

		412,788

IT Services (5.1%)
Akamai Technologies, Inc.
0.125%, 5/1/25	215,000	247,761
Euronet Worldwide, Inc.
0.750%, 3/15/49§	68,000	81,182
GDS Holdings Ltd.
2.000%, 6/1/25	56,000	67,693
KBR, Inc.
2.500%, 11/1/23	62,000	75,816
MongoDB, Inc.
0.250%, 1/15/26§	65,000	70,073
Okta, Inc.
0.250%, 2/15/23	23,000	61,496
0.125%, 9/1/25§	67,000	67,737
Square, Inc.
0.500%, 5/15/23	347,000	418,863
Twilio, Inc.
0.250%, 6/1/23	145,000	265,622

		1,356,243

Semiconductors & Semiconductor Equipment (11.4%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	53,000	313,843
Inphi Corp.
0.750%, 9/1/21	136,000	196,893
Microchip Technology, Inc.
1.625%, 2/15/25	259,000	517,949
1.625%, 2/15/27	485,000	652,400
Micron Technology, Inc.
Series F
2.125%, 2/15/33	19,000	92,261
Novellus Systems, Inc.
2.625%, 5/15/41	36,000	334,650

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
ON Semiconductor Corp.
1.000%, 12/1/20	$199,000	$259,645
Rambus, Inc.
1.375%, 2/1/23	91,000	97,629
Silicon Laboratories, Inc.
1.375%, 3/1/22	116,000	139,490
Synaptics, Inc.
0.500%, 6/15/22	174,000	195,068
Teradyne, Inc.
1.250%, 12/15/23	121,000	257,877

		3,057,705

Software (13.8%)
Blackline, Inc.
0.125%, 8/1/24§	93,000	100,197
Coupa Software, Inc.
0.125%, 6/15/25§	178,000	223,613
CyberArk Software Ltd.
(Zero Coupon), 11/15/24§	59,000	65,898
DocuSign, Inc.
0.500%, 9/15/23	122,000	156,685
FireEye, Inc.
0.875%, 6/1/24	255,000	253,777
Guidewire Software, Inc.
1.250%, 3/15/25	167,000	198,882
HubSpot, Inc.
0.250%, 6/1/22	80,000	155,339
New Relic, Inc.
0.500%, 5/1/23	222,000	217,164
Nutanix, Inc.
(Zero Coupon), 1/15/23	181,000	184,225
Palo Alto Networks, Inc.
0.750%, 7/1/23	288,000	319,975
Pluralsight, Inc.
0.375%, 3/1/24§	116,000	104,204
Proofpoint, Inc.
0.250%, 8/15/24§	27,000	28,830
Q2 Holdings, Inc.
0.750%, 6/1/26§	104,000	124,731
RealPage, Inc.
1.500%, 11/15/22	93,000	137,622
ServiceNow, Inc.
(Zero Coupon), 6/1/22	119,000	297,723
Splunk, Inc.
0.500%, 9/15/23	397,000	483,858
1.125%, 9/15/25	61,000	76,822
Verint Systems, Inc.
1.500%, 6/1/21	188,000	205,443
Workday, Inc.
0.250%, 10/1/22	172,000	235,827
Zendesk, Inc.
0.250%, 3/15/23	90,000	133,802

		3,704,617

Technology Hardware, Storage & Peripherals (1.3%)
Pure Storage, Inc.
0.125%, 4/15/23	247,000	248,001
Western Digital Corp.
1.500%, 2/1/24(e)	106,000	106,199

		354,200

Total Information Technology		9,615,811

Materials (0.5%)
Metals & Mining (0.5%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	42,000	58,841
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	61,000	65,140

Total Materials		123,981

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Colony Capital, Inc. (REIT)
5.000%, 4/15/23	111,000	110,584
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	54,000	75,592

		186,176

Real Estate Management & Development (0.4%)
Redfin Corp.
1.750%, 7/15/23	97,000	104,004

Total Real Estate		290,180

Total Convertible Bonds		20,962,222

Total Long-Term Debt Securities (78.3%) (Cost $18,896,343)		20,962,222

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Financials (6.6%)
Banks (5.3%)
Bank of America Corp.,
Series L
7.250%	365	574,036
Wells Fargo & Co.,
Series L
7.500%	550	850,058

		1,424,094

Insurance (0.8%)
Assurant, Inc.,
Series D
6.500%	1,583	203,415

Thrifts & Mortgage Finance (0.5%)
New York Community Capital Trust V,
6.000%	2,656	135,323

Total Financials		1,762,832

Health Care (5.2%)
Health Care Equipment & Supplies (3.7%)
Becton Dickinson and Co.,
Series A
6.125%	9,652	632,689
Danaher Corp.,
Series A
4.750%	295	360,236

		992,925

Health Care Technology (0.5%)
Change Healthcare, Inc.,
6.000%	2,328	133,534

Life Sciences Tools & Services (1.0%)
Avantor, Inc.,
Series A
6.250%	4,309	274,742

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.0%)
Elanco Animal Health, Inc.,
5.000%*	35	$1,916

Total Health Care		1,403,117

Industrials (1.2%)
Machinery (1.2%)
Fortive Corp.,
Series A
5.000%	326	314,134

Total Industrials		314,134

Information Technology (2.1%)
Semiconductors & Semiconductor Equipment (2.1%)
Broadcom, Inc.,
Series A
8.000%	477	547,882

Total Information Technology		547,882

Materials (0.4%)
Chemicals (0.4%)
International Flavors & Fragrances, Inc.,
6.000%	2,191	106,724

Total Materials		106,724

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Crown Castle International Corp. (REIT),
Series A
6.875%	186	247,536

Total Real Estate		247,536

Utilities (1.5%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.,
6.125%	1,990	115,420

Multi-Utilities (1.1%)
Sempra Energy,
Series A
6.000%	2,313	292,849

Total Utilities		408,269

Total Convertible Preferred Stocks (17.9%) (Cost $4,083,157)		4,790,494

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	181,602	181,693

Total Short-Term Investment (0.7%) (Cost $181,676)		181,693

Total Investments in Securities (96.9%) (Cost $23,161,176)		25,934,409
Other Assets Less Liabilities (3.1%)		836,629

Net Assets (100%)		$26,771,038

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2020, the market value of these securities amounted to $3,691,699 or 13.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2020. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$1,646,287	$—	$1,646,287
Consumer Discretionary	—	2,135,465	—	2,135,465
Consumer Staples	—	126,866	—	126,866
Energy	—	225,811	—	225,811
Financials	—	610,654	—	610,654
Health Care	—	4,920,842	—	4,920,842
Industrials	—	1,266,325	—	1,266,325
Information Technology	—	9,615,811	—	9,615,811
Materials	—	123,981	—	123,981
Real Estate	—	290,180	—	290,180
Convertible Preferred Stocks
Financials	1,762,832	—	—	1,762,832
Health Care	1,403,117	—	—	1,403,117
Industrials	314,134	—	—	314,134
Information Technology	547,882	—	—	547,882
Materials	106,724	—	—	106,724
Real Estate	247,536	—	—	247,536
Utilities	408,269	—	—	408,269
Short-Term Investment
Investment Company	181,693	—	—	181,693

Total Assets	$4,972,187	$20,962,222	$—	$25,934,409

Total Liabilities	$—	$—	$—	$—

Total	$4,972,187	$20,962,222	$—	$25,934,409

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,332,122
Aggregate gross unrealized depreciation	(730,027)

Net unrealized appreciation	$2,602,095

Federal income tax cost of investments in securities and derivative instruments, if applicable	$23,332,314

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.3%)
Aames Mortgage Investment Trust,
Series 2006-1 A4
2.221%, 4/25/36(l)		$1,178,567	$1,168,183
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2 M2
2.351%, 5/25/35(l)		543,810	541,762
Popular ABS Mortgage Pass-Through Trust,
Series 2005-5 MV1 2.101%, 11/25/35(l)		663,519	658,933

Total Asset-Backed Securities			2,368,878

Collateralized Mortgage Obligations (6.1%)
Angel Oak Mortgage Trust,
Series 2019-5 A2
2.716%, 10/25/49(l)§		3,059,084	3,074,952
COLT Mortgage Loan Trust,
Series 2018-1 A1
2.930%, 2/25/48(l)§		294,743	295,209
Series 2018-1 A3
3.084%, 2/25/48(l)§		643,863	644,921
Connecticut Avenue Securities Trust,
Series 2018-R07 1M2
4.061%, 4/25/31(l)§		825,471	836,167
FNMA,
Series 2018-C06 1M2
3.661%, 3/25/31(l)		782,677	788,869
TDA CAM FTA,
Series 9 B
0.014%, 4/28/50(l)(m)	EUR	800,000	772,144

Total Collateralized Mortgage Obligations			6,412,262

Commercial Mortgage-Backed Securities (8.5%)
Commercial Mortgage Trust,
Series 2014-CR14 AM
4.526%, 2/10/47(l)		$2,716,000	2,946,868
FHLMC Multifamily Structured Pass-Through Certificates,
Series K722 X1
1.440%, 3/25/23 IO(l)		13,029,883	416,069
Series K727 A1
2.632%, 10/25/23		730,743	741,383
FREMF Mortgage Trust,
Series 2017-K61 C
3.810%, 12/25/49(l)§		1,305,000	1,359,199
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32 C
4.817%, 11/15/48(l)		3,240,280	3,481,345

Total Commercial Mortgage-Backed Securities			8,944,864

Corporate Bonds (24.1%)
Communication Services (0.9%)
Wireless Telecommunication Services (0.9%)
Sprint Corp.
7.250%, 9/15/21		870,000	912,412

Total Communication Services			912,412

Consumer Discretionary (0.7%)
Specialty Retail (0.7%)
PetSmart, Inc.
5.875%, 6/1/25§		710,000	728,531

Total Consumer Discretionary			728,531

Consumer Staples (0.5%)
Food Products (0.5%)
BRF SA
4.875%, 1/24/30§		510,000	521,842

Total Consumer Staples			521,842

Energy (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Petroleos Mexicanos
6.500%, 6/2/41		665,000	675,973
7.690%, 1/23/50§		755,000	829,443
Saudi Arabian Oil Co.
4.375%, 4/16/49§		1,785,000	2,010,914

			3,516,330

Total Energy			3,516,330

Financials (11.5%)
Banks (6.1%)
Bank of America Corp.
2.503%, 10/21/22		705,000	713,746
Series L
2.250%, 4/21/20		610,000	610,675
Canadian Imperial Bank of Commerce
(SOFR + 0.80%), 2.330%, 3/17/23(k)		1,510,000	1,513,474
Citigroup, Inc.
3.875%, 10/25/23		905,000	968,540
(ICE LIBOR USD 3 Month + 1.25%), 3.159%, 7/1/26(k)		605,000	618,984
JPMorgan Chase & Co.
2.400%, 6/7/21		605,000	610,845
3.200%, 1/25/23		680,000	706,780
Wells Fargo & Co.
2.625%, 7/22/22		695,000	708,645

			6,451,689

Capital Markets (3.6%)
Ares Capital Corp.
4.250%, 3/1/25		280,000	296,845
FS KKR Capital Corp.
4.750%, 5/15/22		287,000	299,412
4.625%, 7/15/24		150,000	158,082
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.75%), 2.660%, 2/23/23(k)		1,215,000	1,228,967
Morgan Stanley
2.750%, 5/19/22		645,000	658,666
Owl Rock Capital Corp.
5.250%, 4/15/24		645,000	697,728

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
UBS Group AG
(ICE LIBOR USD 3 Month + 1.22%), 3.130%, 5/23/23(k)§		$450,000	$457,115

			3,796,815

Consumer Finance (0.6%)
American Express Co.
2.650%, 12/2/22		610,000	624,986

Insurance (1.2%)
Markel Corp.
3.350%, 9/17/29		165,000	172,356
Metropolitan Life Global Funding I
(SOFR + 0.57%), 2.110%, 1/13/23(k)§		1,035,000	1,038,645

			1,211,001

Total Financials			12,084,491

Industrials (0.3%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
2.700%, 5/1/22		210,000	213,562

Industrial Conglomerates (0.1%)
General Electric Co.
3.100%, 1/9/23		135,000	139,343

Total Industrials			352,905

Information Technology (5.1%)
IT Services (1.5%)
International Business Machines Corp.
4.250%, 5/15/49		1,315,000	1,579,598

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom, Inc.
3.125%, 10/15/22§		360,000	369,162
3.625%, 10/15/24§		340,000	358,017
Qorvo, Inc.
5.500%, 7/15/26		400,000	425,600

			1,152,779

Software (0.6%)
NortonLifeLock, Inc.
5.000%, 4/15/25§		635,000	646,233

Technology Hardware, Storage & Peripherals (1.9%)
Dell International LLC
7.125%, 6/15/24§		485,000	508,207
6.020%, 6/15/26§		1,245,000	1,451,482

			1,959,689

Total Information Technology			5,338,299

Materials (1.0%)
Metals & Mining (1.0%)
Steel Dynamics, Inc.
3.450%, 4/15/30		1,000,000	1,030,577

Total Materials			1,030,577

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)
2.800%, 6/1/20		605,000	606,358

Total Real Estate			606,358

Utilities (0.2%)
Electric Utilities (0.2%)
DPL, Inc.
7.250%, 10/15/21		239,000	253,340

Total Utilities			253,340

Total Corporate Bonds			25,345,085

Foreign Government Securities (14.6%)
Federative Republic of Brazil
10.000%, 1/1/21	BRL	5,000,000	1,223,329
Republic of Argentina
2.500%, 7/22/21 TIPS(r)	ARS	166,979,795	1,178,967
Republic of Indonesia
9.000%, 3/15/29	IDR	26,500,000,000	2,206,554
Republic of South Africa
8.750%, 2/28/48	ZAR	92,400,000	5,382,042
United Mexican States
7.500%, 6/3/27	MXN	9,700,000	539,493
8.000%, 11/7/47		80,000,000	4,756,132

Total Foreign Government Securities			15,286,517

U.S. Treasury Obligations (40.5%)
U.S. Treasury Bonds
2.875%, 5/15/49		$6,280,000	7,474,810
2.375%, 11/15/49		6,690,000	7,231,737
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield +
0.22%), 1.756%, 7/31/21(k)		12,500,000	12,518,146
(US Treasury 3 Month Bill Money Market Yield +
0.30%), 1.836%, 10/31/21(k)		15,300,000	15,345,839

Total U.S. Treasury Obligations			42,570,532

Total Long-Term Debt Securities (96.1%) (Cost $100,462,378)			100,928,138

	Number of Rights
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc., CVR(r)*		22,000	—
T-Mobile USA, Inc., CVR(r)*		32,000	—

Total Rights (0.0%) (Cost $—)			—
	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares		1,890,543	1,891,489

Total Short-Term Investment (1.8%) (Cost $1,891,489)			1,891,489

Total Investments in Securities (97.9%) (Cost $102,353,867)			102,819,627
Other Assets Less Liabilities (2.1%)			2,159,539

Net Assets (100%)			$104,979,166

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2020, the market value of these securities amounted to $15,130,039 or 14.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2020, the market value of these securities amounted to $772,144 or 0.7% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CVR — Contingent Value Right

CZK — Czech Koruna

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NOK — Norwegian Krone

SOFR — Secured Overnight Financing Rate

TIPS — Treasury Inflation Protected Security

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	1.1%
Brazil	1.7
Canada	1.5
Indonesia	2.1
Mexico	6.5
Saudi Arabia	1.9
South Africa	5.1
Spain	0.7
Switzerland	0.4
United States	76.9
Cash and Other	2.1

100.0%

Futures contracts outstanding as of January 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	132	3/2020	USD	15,882,281	174,934

					174,934

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of January 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	24,900,000	USD	1,269,398	Citibank NA	2/18/2020	45,708
MXN	42,600,000	USD	2,198,396	Goldman Sachs Bank USA	2/18/2020	51,544
MXN	17,300,000	USD	888,078	HSBC Bank plc	2/18/2020	25,630
USD	3,924,851	NOK	34,900,000	Citibank NA	2/19/2020	130,304
USD	2,043,509	NOK	18,700,000	Goldman Sachs Bank USA	2/19/2020	10,328
GBP	1,190,000	USD	1,551,225	HSBC Bank plc	2/24/2020	20,981
USD	5,632,052	ZAR	83,900,000	Citibank NA	3/10/2020	67,292
EUR	1,880,000	USD	2,089,274	Citibank NA	3/11/2020	294
HUF	249,000,000	USD	818,802	HSBC Bank plc	3/11/2020	839
USD	13,809,694	EUR	12,400,000	JPMorgan Chase Bank	3/11/2020	27,441
GBP	600,000	USD	791,580	Barclays Bank plc	3/12/2020	1,496
GBP	770,000	USD	1,012,916	Goldman Sachs Bank USA	3/12/2020	4,865
USD	992,312	CZK	22,500,000	Citibank NA	4/17/2020	2,928
USD	4,073,673	THB	125,100,000	JPMorgan Chase Bank	4/17/2020	53,813
USD	5,129,671	CAD	6,760,000	Citibank NA	4/24/2020	21,745
USD	2,174,656	IDR	29,900,000,000	JPMorgan Chase Bank**	4/27/2020	1,345

Total unrealized appreciation						466,553

ZAR	84,098,923	USD	5,670,440	Citibank NA	2/6/2020	(67,021)
MXN	50,800,000	USD	2,691,370	Citibank NA	2/18/2020	(8,343)
USD	930,526	MXN	18,400,000	Barclays Bank plc	2/18/2020	(41,279)
USD	1,218,327	MXN	23,800,000	Goldman Sachs Bank USA	2/18/2020	(38,682)
NOK	8,100,000	USD	891,984	Barclays Bank plc	2/19/2020	(11,301)
NOK	38,100,000	USD	4,191,096	Goldman Sachs Bank USA	2/19/2020	(48,624)
NOK	12,800,000	USD	1,400,139	HSBC Bank plc	2/19/2020	(8,442)
NOK	13,200,000	USD	1,449,700	JPMorgan Chase Bank	2/19/2020	(14,513)
USD	1,543,505	GBP	1,190,000	Citibank NA	2/24/2020	(28,700)
EUR	710,000	USD	791,393	JPMorgan Chase Bank	3/11/2020	(2,248)
EUR	1,010,000	USD	1,127,487	National Australia Bank Ltd.	3/11/2020	(4,900)
HUF	2,238,000,000	USD	7,509,311	HSBC Bank plc	3/11/2020	(142,413)
GBP	850,000	USD	1,125,052	Barclays Bank plc	3/12/2020	(1,527)
USD	3,851,111	CHF	3,780,000	HSBC Bank plc	3/12/2020	(83,352)
CLP	3,950,000,000	USD	5,156,853	HSBC Bank plc**	3/13/2020	(223,775)
JPY	183,000,000	USD	1,695,853	Citibank NA	4/8/2020	(889)
USD	1,686,403	JPY	183,000,000	HSBC Bank plc	4/8/2020	(8,561)
BRL	12,200,000	USD	2,937,868	HSBC Bank plc**	4/9/2020	(98,821)
TRY	11,700,000	USD	1,937,389	Citibank NA	4/9/2020	(10,563)
USD	2,093,267	BRL	9,000,000	HSBC Bank plc**	4/9/2020	(1,113)
CZK	73,300,000	USD	3,234,761	JPMorgan Chase Bank	4/17/2020	(11,567)

Total unrealized depreciation						(856,634)

Net unrealized depreciation						(390,081)

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Goodyear Tire & Rubber Co. (The) Sprint	5.00	Quarterly	6/20/2022	0.62	USD	1,010,000	91,905	18,197	110,102
Communications, Inc.	5.00	Quarterly	6/20/2021	1.40	USD	1,020,000	51,039	5,334	56,373
United States Steel Corp.	5.00	Quarterly	6/20/2021	1.61	USD	520,000	28,624	(1,362)	27,262

							171,568	22,169	193,737

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2020 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month BUBOR Semi-Annual	0.84 annually	Receive	11/14/2024	HUF 2,800,000,000	—	36,379	36,379

					—	36,379	36,379

(1)	Value of floating rate index at January 31, 2020 was as follows:

Floating Rate Index	Value
6 Month BUBOR HUF	0.27%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Asset-Backed Securities	$—	$2,368,878	$—		$2,368,878
Centrally Cleared Credit Default Swaps	—	23,531	—		23,531
Centrally Cleared Interest Rate Swaps	—	36,379	—		36,379
Collateralized Mortgage Obligations	—	6,412,262	—		6,412,262
Commercial Mortgage-Backed Securities	—	8,944,864	—		8,944,864
Corporate Bonds
Communication Services	—	912,412	—		912,412
Consumer Discretionary	—	728,531	—		728,531
Consumer Staples	—	521,842	—		521,842
Energy	—	3,516,330	—		3,516,330
Financials	—	12,084,491	—		12,084,491
Industrials	—	352,905	—		352,905
Information Technology	—	5,338,299	—		5,338,299
Materials	—	1,030,577	—		1,030,577
Real Estate	—	606,358	—		606,358
Utilities	—	253,340	—		253,340
Foreign Government Securities	—	14,107,550	1,178,967		15,286,517
Forward Currency Contracts	—	466,553	—		466,553
Futures	174,934	—	—		174,934
Rights
Communication Services	—	—	—	(b)	— (b)
Short-Term Investment
Investment Company	1,891,489	—	—		1,891,489
U.S. Treasury Obligations	—	42,570,532	—		42,570,532

Total Assets	$2,066,423	$100,275,634	$1,178,967		$103,521,024

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(1,362)	$—		$(1,362)
Forward Currency Contracts	—	(856,634)	—		(856,634)

Total Liabilities	$—	$(857,996)	$—		$(857,996)

Total	$2,066,423	$99,417,638	$1,178,967		$102,663,028

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Foreign Government Securities
Balance as of 10/31/2019	$578,928
Realized gains (losses)	—
Change in unrealized appreciation (depreciation)	177,928
Net accretion (amortization)	89,073
Purchases	333,038
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 01/31/2020	$1,178,967

Investment Type	Fair Value at 01/31/2020	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Bonds	$1,178,967	Proxy Calculation	Discount for lack of Marketability	0% to 50%

*

Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,615,890
Aggregate gross unrealized depreciation	(2,535,202)

Net unrealized appreciation	$80,688

Federal income tax cost of investments in securities and derivative instruments, if applicable	$102,753,908

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.2%)
CSMC Trust,
Series 2018-RPL8 A1
4.125%, 7/25/58(l)§	$246,323	$249,062
Series 2019-JR1 A1
4.095%, 9/27/66(l)§	600,673	605,644
GSAA Home Equity Trust,
Series 2007-9 A2A
6.500%, 8/25/47	414,008	304,582
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL2 A1
3.844%, 12/25/58(e)§	380,738	382,699
PRPM LLC,
Series 2019-2A A1
3.967%, 4/25/24(e)§	438,328	444,026

Total Asset-Backed Securities		1,986,013

Collateralized Mortgage Obligations (10.9%)
Banc of America Alternative Loan Trust,
Series 2006-5 CB14
6.000%, 6/25/46(l)	234,448	234,517
CHL Mortgage Pass-Through Trust,
Series 2006-20 1A33
6.000%, 2/25/37	630,631	501,239
Series 2006-OA5 2A1
1.861%, 4/25/46(l)	744,716	660,599
Citigroup Mortgage Loan Trust,
Series 2007-AR8 1A1A
4.031%, 8/25/47(l)	582,530	574,238
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,371,822	1,547,451
FNMA,
Series 2013-5 EZ
2.000%, 8/25/42	837,777	813,622
Series 2017-4 CH
3.000%, 6/25/42	134,074	136,330
Series 2018-21
(Zero Coupon), 4/25/48 PO	407,025	353,734
HarborView Mortgage Loan Trust,
Series 2005-8 1A2A
2.314%, 9/19/35(l)	572,987	517,089
JP Morgan Mortgage Trust,
Series 2018-7FRB A2
2.542%, 4/25/46(l)§	227,911	228,507
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	388,147	405,773
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	548,229	531,336
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	300,453	303,790

Total Collateralized Mortgage Obligations		6,808,225

Corporate Bonds (16.8%)
Communication Services (2.2%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
5.250%, 3/1/37	75,000	91,538
CCO Holdings LLC
5.750%, 2/15/26§	30,000	31,441
5.000%, 2/1/28§	30,000	31,388
4.750%, 3/1/30§	35,000	35,984
CenturyLink, Inc.
5.125%, 12/15/26§	30,000	30,900
4.000%, 2/15/27§	25,000	25,114
Cincinnati Bell, Inc.
7.000%, 7/15/24§	25,000	26,219
Frontier Communications Corp.
8.000%, 4/1/27§	45,000	46,912
Intelsat Jackson Holdings SA
8.500%, 10/15/24§	25,000	21,000
Sprint Capital Corp.
6.875%, 11/15/28	50,000	50,875
Telesat Canada
6.500%, 10/15/27§	10,000	10,450
Verizon Communications, Inc.
4.272%, 1/15/36	80,000	93,470

		495,291

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	45,000	45,055

Media (1.2%)
Cengage Learning, Inc.
9.500%, 6/15/24§	25,000	23,125
Charter Communications Operating LLC
4.908%, 7/23/25	110,000	122,808
Comcast Corp.
3.700%, 4/15/24	85,000	91,617
CSC Holdings LLC
5.250%, 6/1/24	90,000	97,200
Diamond Sports Group LLC
5.375%, 8/15/26§	30,000	29,846
DISH DBS Corp.
5.875%, 11/15/24	30,000	30,333
Gray Television, Inc.
7.000%, 5/15/27§	50,000	54,688
iHeartCommunications, Inc.
8.375%, 5/1/27	5,000	5,431
5.250%, 8/15/27§	25,000	26,156
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	50,000	57,900
5.400%, 10/1/48	55,000	71,175
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	20,000	21,035
Scripps Escrow, Inc.
5.875%, 7/15/27§	25,000	26,188
Sirius XM Radio, Inc.
5.375%, 7/15/26§	55,000	57,888
5.500%, 7/1/29§	25,000	26,871

		742,261

Wireless Telecommunication Services (0.1%)
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	40,000	43,002
Sprint Corp.
7.125%, 6/15/24	45,000	46,406

		89,408

Total Communication Services		1,372,015

Consumer Discretionary (1.6%)
Auto Components (0.2%)
Icahn Enterprises LP
6.250%, 5/15/26	45,000	47,207
5.250%, 5/15/27§	25,000	25,094

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	$35,000	$37,497

		109,798

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	25,000	29,799
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 2.693%, 8/7/20(k)	20,000	20,028

		49,827

Distributors (0.0%)
Performance Food Group, Inc.
5.500%, 10/15/27§	35,000	36,838

Hotels, Restaurants & Leisure (0.5%)
1011778 BC ULC
5.000%, 10/15/25§	25,000	25,793
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	35,478
Eldorado Resorts, Inc.
6.000%, 4/1/25	30,000	31,355
Golden Nugget, Inc.
6.750%, 10/15/24§	60,000	61,662
IRB Holding Corp.
6.750%, 2/15/26§	35,000	36,400
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	50,000	52,218
Scientific Games International, Inc.
7.250%, 11/15/29§	30,000	32,147
Twin River Worldwide Holdings, Inc.
6.750%, 6/1/27§	30,000	31,725
Viking Cruises Ltd.
5.875%, 9/15/27§	40,000	40,950

		347,728

Household Durables (0.1%)
Tempur Sealy International, Inc.
5.500%, 6/15/26	49,000	51,136

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.
3.250%, 2/15/30§	60,000	59,150

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	60,000	61,616

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	110,000	119,048

Specialty Retail (0.3%)
Carvana Co.
8.875%, 10/1/23§	25,000	26,255
Home Depot, Inc. (The)
3.900%, 6/15/47	55,000	64,284
PetSmart, Inc.
7.125%, 3/15/23§	35,000	34,869
5.875%, 6/1/25§	12,000	12,313
Staples, Inc.
7.500%, 4/15/26§	35,000	35,784

		173,505

Total Consumer Discretionary		1,008,646

Consumer Staples (1.2%)
Beverages (0.4%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	50,000	62,116
Constellation Brands, Inc.
3.150%, 8/1/29	120,000	125,585
Cott Holdings, Inc.
5.500%, 4/1/25§	30,000	31,200

		218,901

Food & Staples Retailing (0.1%)
Albertsons Cos., Inc.
4.625%, 1/15/27§	30,000	30,317
4.875%, 2/15/30§	35,000	35,927

		66,244

Food Products (0.6%)
B&G Foods, Inc.
5.250%, 4/1/25	45,000	45,940
5.250%, 9/15/27	25,000	24,875
JBS USA Lux SA
5.875%, 7/15/24§	10,000	10,270
5.750%, 6/15/25§	5,000	5,177
6.750%, 2/15/28§	78,000	86,424
6.500%, 4/15/29§	20,000	22,400
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	60,000	61,725
Post Holdings, Inc.
5.500%, 12/15/29§	15,000	15,860
Smithfield Foods, Inc.
4.250%, 2/1/27§	115,000	121,879

		394,550

Household Products (0.0%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	30,000	28,811

Tobacco (0.1%)
Altria Group, Inc.
5.950%, 2/14/49	55,000	68,985

Total Consumer Staples		777,491

Energy (1.9%)
Energy Equipment & Services (0.3%)
Tervita Corp.
7.625%, 12/1/21§	45,000	45,787
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	31,500
Transocean, Inc.
8.000%, 2/1/27§	25,000	23,187
USA Compression Partners LP
6.875%, 9/1/27	65,000	67,672

		168,146

Oil, Gas & Consumable Fuels (1.6%)
Antero Midstream Partners LP
5.750%, 3/1/27§	16,000	12,455
Cenovus Energy, Inc.
5.400%, 6/15/47	55,000	62,366
Cheniere Energy Partners LP
5.250%, 10/1/25	60,000	61,725
5.625%, 10/1/26	25,000	26,156
Diamondback Energy, Inc.
2.875%, 12/1/24	30,000	30,391
Energy Transfer Operating LP
4.750%, 1/15/26	45,000	49,393
4.200%, 4/15/27	5,000	5,326
Gulfport Energy Corp.
6.375%, 5/15/25	40,000	20,500
Hess Midstream Operations LP
5.625%, 2/15/26§	35,000	36,531
5.125%, 6/15/28§	35,000	35,997
Hilcorp Energy I LP
6.250%, 11/1/28§	30,000	26,700

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Indigo Natural Resources LLC
6.875%, 2/15/26§	$15,000	$13,650
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	67,500
Marathon Petroleum Corp.
5.125%, 12/15/26	55,000	63,509
MEG Energy Corp.
7.000%, 3/31/24§	15,000	15,112
7.125%, 2/1/27§	50,000	49,516
Oasis Petroleum, Inc.
6.875%, 3/15/22	45,000	43,087
Occidental Petroleum Corp.
2.900%, 8/15/24	55,000	56,160
Parkland Fuel Corp.
5.875%, 7/15/27§	30,000	31,754
Parsley Energy LLC
5.625%, 10/15/27§	45,000	47,475
Peabody Energy Corp.
6.000%, 3/31/22§	30,000	27,640
QEP Resources, Inc.
5.625%, 3/1/26	35,000	31,238
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	61,226
Sunoco LP
5.500%, 2/15/26	25,000	25,625
6.000%, 4/15/27	15,000	15,828
Targa Resources Partners LP
5.500%, 3/1/30§	70,000	72,020
WPX Energy, Inc.
4.500%, 1/15/30	25,000	25,156

		1,014,036

Total Energy		1,182,182

Financials (4.0%)
Banks (1.1%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	55,000	61,745
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	50,000	53,521
Bank of Nova Scotia (The)
3.400%, 2/11/24	115,000	121,589
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.004%, 5/17/24(k)	120,000	121,737
Commonwealth Bank of Australia
3.900%, 7/12/47§	45,000	52,148
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.647%, 3/2/23(k)	120,000	120,705
Santander Holdings USA, Inc.
3.400%, 1/18/23	120,000	123,853
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	30,000	30,883

		686,181

Capital Markets (0.4%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	115,000	122,197
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	115,000	121,355

		243,552

Consumer Finance (1.5%)
American Express Co.
3.400%, 2/22/24	115,000	121,760
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	120,000	121,839
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.490%, 1/30/23(k)	170,000	171,018
Discover Financial Services
4.100%, 2/9/27	85,000	93,539
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 2.890%, 1/5/23(k)	140,000	140,039
3.950%, 4/13/24	15,000	15,813
John Deere Capital Corp.
3.450%, 1/10/24	75,000	79,841
2.600%, 3/7/24	65,000	67,068
Navient Corp.
5.000%, 3/15/27	15,000	14,963
Springleaf Finance Corp.
6.625%, 1/15/28	30,000	33,806
5.375%, 11/15/29	15,000	15,579
Synchrony Financial
3.950%, 12/1/27	60,000	63,840

		939,105

Diversified Financial Services (0.3%)
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	45,000	43,587
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	65,000	70,200
Verscend Escrow Corp.
9.750%, 8/15/26§	47,000	50,995

		164,782

Insurance (0.6%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	21,052
Athene Global Funding
3.000%, 7/1/22§	110,000	112,291
GTCR AP Finance, Inc.
8.000%, 5/15/27§	30,000	31,650
Liberty Mutual Group, Inc.
3.951%, 10/15/50§	60,000	65,397
NFP Corp.
6.875%, 7/15/25§	45,000	45,787
Prudential Financial, Inc.
3.905%, 12/7/47	55,000	61,328
Willis North America, Inc.
4.500%, 9/15/28	55,000	62,297

		399,802

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings,Inc.
8.125%, 7/15/23§	35,000	37,100
6.000%, 1/15/27§	10,000	10,177

		47,277

Total Financials		2,480,699

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
2.600%, 11/21/24§	60,000	61,298
4.700%, 5/14/45	60,000	69,216

		130,514

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	$15,000	$15,264

Health Care Providers & Services (1.1%)
Anthem, Inc.
2.375%, 1/15/25	30,000	30,379
Centene Corp.
5.375%, 8/15/26§	40,000	42,500
4.250%, 12/15/27§	20,000	20,850
4.625%, 12/15/29§	15,000	16,104
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 2.721%, 7/15/23(k)	85,000	85,554
4.900%, 12/15/48	85,000	103,395
CVS Health Corp.
5.050%, 3/25/48	80,000	96,623
HCA, Inc.
5.375%, 9/1/26	35,000	39,378
4.125%, 6/15/29	60,000	64,819
Radiology Partners, Inc.
9.250%, 2/1/28§	25,000	26,000
Select Medical Corp.
6.250%, 8/15/26§	80,000	86,200
Tenet Healthcare Corp.
5.125%, 11/1/27§	45,000	46,906
West Street Merger Sub, Inc.
6.375%, 9/1/25§	20,000	19,750

		678,458

Life Sciences Tools & Services (0.1%)
Avantor, Inc.
9.000%, 10/1/25§	45,000	49,734

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc.
7.000%, 1/15/28§	30,000	32,475
5.000%, 1/30/28§	25,000	25,211
5.250%, 1/30/30§	25,000	25,469

		83,155

Total Health Care		957,125

Industrials (2.1%)
Aerospace & Defense (0.5%)
Bombardier, Inc.
6.000%, 10/15/22§	40,000	39,200
Lockheed Martin Corp.
4.700%, 5/15/46	100,000	132,235
TransDigm, Inc.
6.250%, 3/15/26§	55,000	59,262
6.375%, 6/15/26	15,000	15,825
5.500%, 11/15/27§	30,000	30,146
Triumph Group, Inc.
7.750%, 8/15/25	20,000	19,512

		296,180

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	115,000	118,468

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	39,000	40,402
Owens Corning
4.400%, 1/30/48	70,000	72,151

		112,553

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	30,000	31,800
9.750%, 7/15/27§	30,000	32,175
Garda World Security Corp.
8.750%, 5/15/25§	35,000	36,531
GFL Environmental, Inc.
5.125%, 12/15/26§	35,000	36,045
8.500%, 5/1/27§	20,000	21,800
Waste Management, Inc.
4.000%, 7/15/39	55,000	64,464

		222,815

Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	45,000	47,944

Industrial Conglomerates (0.0%)
General Electric Co.
5.875%, 1/14/38	25,000	32,038

Machinery (0.1%)
Colfax Corp.
6.000%, 2/15/24§	25,000	26,201
6.375%, 2/15/26§	10,000	10,825

		37,026

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	35,000	38,413

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	55,000	61,194
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	55,000	60,085
Uber Technologies, Inc.
7.500%, 9/15/27§	25,000	26,336

		147,615

Trading Companies & Distributors (0.4%)
Air Lease Corp.
3.250%, 3/1/25	115,000	119,687
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	50,000	49,735
United Rentals North America, Inc.
6.500%, 12/15/26	40,000	43,600
5.250%, 1/15/30	25,000	26,822

		239,844

Total Industrials		1,292,896

Information Technology (0.4%)
Communications Equipment (0.1%)
CommScope, Inc.
5.500%, 3/1/24§	5,000	5,125
6.000%, 3/1/26§	25,000	26,188

		31,313

IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	20,000	15,600
Tempo Acquisition LLC
6.750%, 6/1/25§	55,000	56,925

		72,525

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
3.875%, 6/18/26§	60,000	64,618

Software (0.1%)
CDK Global, Inc.
5.250%, 5/15/29§	15,000	15,937

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	$40,000	$43,050

		58,987

Total Information Technology		227,443

Materials (0.5%)
Chemicals (0.1%)
Gates Global LLC
6.250%, 1/15/26§	25,000	25,650
Nutrien Ltd.
4.200%, 4/1/29	60,000	67,547

		93,197

Containers & Packaging (0.3%)
Berry Global, Inc.
5.625%, 7/15/27§	45,000	47,869
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	40,000	40,250
Packaging Corp. of America
3.000%, 12/15/29	40,000	41,026
WRKCo, Inc.
3.750%, 3/15/25	50,000	53,468

		182,613

Metals & Mining (0.1%)
Novelis Corp.
4.750%, 1/30/30§	15,000	15,015
SunCoke Energy Partners LP
7.500%, 6/15/25§	40,000	38,200

		53,215

Total Materials		329,025

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	110,000	118,593
4.850%, 4/15/49	25,000	32,381
American Tower Corp. (REIT)
3.950%, 3/15/29	55,000	60,414
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	59,059
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	50,000	51,125
4.625%, 10/1/27§	20,000	19,950
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	45,000	47,363
Public Storage (REIT)
3.385%, 5/1/29	50,000	54,638
Simon Property Group LP (REIT)
2.450%, 9/13/29	30,000	30,159
VICI Properties LP (REIT)
3.750%, 2/15/27§	5,000	5,017
4.125%, 8/15/30§	5,000	5,064
Welltower, Inc. (REIT)
3.950%, 9/1/23	115,000	122,611

		606,374

Total Real Estate		606,374

Utilities (0.4%)
Electric Utilities (0.3%)
Georgia Power Co.
Series A
2.200%, 9/15/24	60,000	60,603
Monongahela Power Co.
5.400%, 12/15/43§	70,000	94,539
Southern California Edison Co.
4.000%, 4/1/47	30,000	33,333

		188,475

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	50,000	61,020

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.
4.500%, 2/15/28§	15,000	14,910
5.125%, 3/15/28§	25,000	24,797

		39,707

Total Utilities		289,202

Total Corporate Bonds		10,523,098

Mortgage-Backed Securities (3.5%)
FHLMC
3.000%, 3/1/46	638,627	660,136
3.500%, 5/1/46	612,061	633,646
4.000%, 10/1/48	71,919	75,461
FNMA UMBS
3.500%, 7/1/42	298,356	315,791
3.500%, 6/1/48	504,124	524,603

Total Mortgage-Backed Securities		2,209,637

U.S. Treasury Obligations (11.3%)
U.S. Treasury Bonds
3.125%, 2/15/43	220,000	265,760
3.625%, 8/15/43	170,000	221,855
3.750%, 11/15/43	170,000	226,147
2.750%, 11/15/47	480,000	554,065
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS	280,703	286,010
0.875%, 1/15/29 TIPS	61,118	66,673
U.S. Treasury Notes
2.875%, 10/15/21	250,000	256,241
1.750%, 11/30/21	490,000	493,425
2.625%, 2/28/23	300,000	311,853
2.500%, 3/31/23	330,000	342,130
2.750%, 4/30/23	320,000	334,588
1.625%, 5/31/23	200,000	202,060
2.125%, 9/30/24	340,000	352,156
2.250%, 10/31/24	340,000	354,333
2.750%, 2/28/25	210,000	224,498
3.000%, 9/30/25	300,000	326,441
1.625%, 10/31/26	170,000	172,163
2.375%, 5/15/27	400,000	425,881
2.250%, 8/15/27	340,000	359,473
2.250%, 11/15/27	330,000	349,254
2.375%, 5/15/29	860,000	924,504

Total U.S. Treasury Obligations		7,049,510

Total Long-Term Debt Securities (45.7%) (Cost $27,443,244)		28,576,483

	Number of Shares
COMMON STOCKS:
Communication Services (2.0%)
Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	495	709,226
Facebook, Inc., Class A*	2,671	539,302

		1,248,528

Total Communication Services		1,248,528

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Discretionary (3.5%)
Hotels, Restaurants & Leisure (0.4%)
Domino’s Pizza, Inc.	902	$254,138

Internet & Direct Marketing Retail (1.8%)
Amazon.com, Inc.*	417	837,636
Booking Holdings, Inc.*	137	250,785

		1,088,421

Multiline Retail (1.0%)
Dollar General Corp.	2,258	346,400
Target Corp.	2,743	303,760

		650,160

Specialty Retail (0.3%)
O’Reilly Automotive, Inc.*	507	205,893

Total Consumer Discretionary		2,198,612

Consumer Staples (1.6%)
Beverages (0.5%)
Constellation Brands, Inc., Class A	1,531	288,287

Food & Staples Retailing (0.3%)
Sysco Corp.	2,234	183,501

Tobacco (0.8%)
Philip Morris International, Inc.	6,231	515,304

Total Consumer Staples		987,092

Energy (1.3%)
Energy Equipment & Services (0.2%)
Halliburton Co.	7,198	156,988

Oil, Gas & Consumable Fuels (1.1%)
Continental Resources, Inc.	4,814	131,037
Devon Energy Corp.	8,413	182,731
Pioneer Natural Resources Co.	2,567	346,545

		660,313

Total Energy		817,301

Financials (3.0%)
Banks (1.3%)
Citigroup, Inc.	6,363	473,471
Wells Fargo & Co.	7,524	353,176

		826,647

Capital Markets (0.9%)
Charles Schwab Corp. (The)	6,015	273,983
Intercontinental Exchange, Inc.	3,015	300,716

		574,699

Insurance (0.8%)
Aflac, Inc.	5,219	269,144
Willis Towers Watson plc	923	195,021

		464,165

Total Financials		1,865,511

Health Care (4.4%)
Biotechnology (0.2%)
BioMarin Pharmaceutical, Inc.*	1,622	135,437

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	3,036	264,557
Alcon, Inc.*	3,521	207,527
Boston Scientific Corp.*	9,186	384,618

		856,702

Health Care Providers & Services (1.2%)
Anthem, Inc.	1,127	298,970
UnitedHealth Group, Inc.	1,666	453,902

		752,872

Pharmaceuticals (1.6%)
AstraZeneca plc (ADR)	8,182	398,464
Novartis AG (ADR)	3,308	312,639
Zoetis, Inc.	2,154	289,088

		1,000,191

Total Health Care		2,745,202

Industrials (2.8%)
Aerospace & Defense (1.1%)
Boeing Co. (The)	1,529	486,635
Lockheed Martin Corp.	214	91,618
Northrop Grumman Corp.	229	85,776

		664,029

Air Freight & Logistics (0.4%)
FedEx Corp.	1,589	229,833

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,955	338,645

Machinery (0.8%)
Fortive Corp.	4,141	310,285
Parker-Hannifin Corp.	869	170,055

		480,340

Total Industrials		1,712,847

Information Technology (7.1%)
Electronic Equipment, Instruments & Components (0.3%)
Corning, Inc.	8,219	219,365

IT Services (1.8%)
Cognizant Technology Solutions Corp., Class A	4,065	249,510
PayPal Holdings, Inc.*	3,136	357,159
Visa, Inc., Class A	2,797	556,519

		1,163,188

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc.	2,650	290,838
Lam Research Corp.	1,126	335,784

		626,622

Software (3.2%)
Adobe, Inc.*	1,330	467,016
Microsoft Corp.	7,531	1,282,002
Splunk, Inc.*	1,468	227,922

		1,976,940

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	1,543	477,574

Total Information Technology		4,463,689

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	1,980	458,845

Total Real Estate		458,845

Utilities (0.8%)
Electric Utilities (0.8%)
NextEra Energy, Inc.	1,869	501,266

Total Utilities		501,266

Total Common Stocks (27.2%) (Cost $14,383,343)		16,998,893

INVESTMENT COMPANIES:
Fixed Income (6.5%)
DoubleLine Floating Rate Fund , Class I‡	177,241	1,696,198

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
DoubleLine Global Bond Fund , Class I‡	228,313	$2,379,022

Total Investment Companies (6.5%) (Cost $4,067,745)		4,075,220

	Principal Amount
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (15.9%)
U.S. Treasury Bills
0.75%, 2/6/20(p)	$2,000,000	1,999,751
1.51%, 5/21/20(p)	8,000,000	7,962,964
1.51%, 9/10/20(p)	10,000	9,907

Total U.S. Treasury Obligations		9,972,622

Total Short-Term Investments (15.9%) (Cost $9,971,963)		9,972,622

Total Investments in Securities (95.3%) (Cost $55,866,295)		59,623,218
Other Assets Less Liabilities (4.7%)		2,936,481

Net Assets (100%)		$62,559,699

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2020, the market value of these securities amounted to $6,720,031 or 10.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

OTC — Over-the-counter

PO — Principal Only

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2020, were as follows:

Security Description	Shares at January 31, 2020	Market Value October 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2020 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	177,241	1,682,018	—	—	—	14,180	1,696,198	19,894	—
DoubleLine Global Bond Fund, Class I	228,313	2,383,588	—	—	—	(4,566)	2,379,022	8,090	123

Total		4,065,606	—	—	—	9,614	4,075,220	27,984	123

OTC Total return swap contracts outstanding as of January 31, 2020 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	2/10/2020	USD	1,199,998	35,041
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	6/22/2020	USD	9,000,000	949,778

								984,819

Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	2/10/2020	USD	200,000	(189)

								(189)

								984,630

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,986,013	$—	$1,986,013
Collateralized Mortgage Obligations	—	6,808,225	—	6,808,225
Common Stocks
Communication Services	1,248,528	—	—	1,248,528
Consumer Discretionary	2,198,612	—	—	2,198,612
Consumer Staples	987,092	—	—	987,092
Energy	817,301	—	—	817,301
Financials	1,865,511	—	—	1,865,511
Health Care	2,745,202	—	—	2,745,202
Industrials	1,712,847	—	—	1,712,847
Information Technology	4,463,689	—	—	4,463,689
Real Estate	458,845	—	—	458,845
Utilities	501,266	—	—	501,266
Corporate Bonds
Communication Services	—	1,372,015	—	1,372,015
Consumer Discretionary	—	1,008,646	—	1,008,646
Consumer Staples	—	777,491	—	777,491
Energy	—	1,182,182	—	1,182,182
Financials	—	2,480,699	—	2,480,699
Health Care	—	957,125	—	957,125
Industrials	—	1,292,896	—	1,292,896
Information Technology	—	227,443	—	227,443
Materials	—	329,025	—	329,025
Real Estate	—	606,374	—	606,374
Utilities	—	289,202	—	289,202
Investment Companies	4,075,220	—	—	4,075,220
Mortgage-Backed Securities	—	2,209,637	—	2,209,637
Short-Term Investments
U.S. Treasury Obligations	—	9,972,622	—	9,972,622
Total Return Swaps	—	984,819	—	984,819
U.S. Treasury Obligations	—	7,049,510	—	7,049,510

Total Assets	$21,074,113	$39,533,924	$—	$60,608,037

Liabilities:
Total Return Swaps	$—	$(189)	$—	$(189)

Total Liabilities	$—	$(189)	$—	$(189)

Total	$21,074,113	$39,533,735	$—	$60,607,848

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,543,541
Aggregate gross unrealized depreciation	(859,572)

Net unrealized appreciation	$4,683,969

Federal income tax cost of investments in securities and derivative instruments, if applicable	$55,923,879

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.5%)
Diversified Telecommunication Services (0.1%)
Intelsat SA*	31,000	$105,710

Entertainment (1.7%)
AMC Entertainment Holdings, Inc., Class A	46,000	299,920
Liberty Media Corp.-Liberty Braves, Class A*	3,500	102,375
Liberty Media Corp.-Liberty Braves, Class C*	20,000	583,000
Lions Gate Entertainment Corp., Class B*	1,000	9,330
Madison Square Garden Co. (The), Class A*	2,501	740,771

		1,735,396

Media (10.0%)
AMC Networks, Inc., Class A*	13,000	475,670
Clear Channel Outdoor Holdings, Inc.*	390,063	1,064,872
comScore, Inc.*	35,000	138,250
Corus Entertainment, Inc., Class B	190,000	720,719
DISH Network Corp., Class A*	396	14,557
EW Scripps Co. (The), Class A	45,000	546,300
Grupo Televisa SAB (ADR)	70,000	778,400
JCDecaux SA	24,000	641,884
Loral Space & Communications, Inc.*	11,000	353,870
Meredith Corp.	47,000	1,412,350
MSG Networks, Inc., Class A*	47,000	714,870
Sinclair Broadcast Group, Inc., Class A	17,000	508,640
Sirius XM Holdings, Inc.	34,560	244,339
TEGNA, Inc.	30,000	507,000
ViacomCBS, Inc.	53,662	1,831,484
WideOpenWest, Inc.*	38,000	256,500

		10,209,705

Wireless Telecommunication Services (1.7%)
Gogo, Inc.*	35,000	184,100
Millicom International Cellular SA	10,000	467,800
Millicom International Cellular SA (SDR)	10,000	472,193
United States Cellular Corp.*	20,000	640,400

		1,764,493

Total Communication Services		13,815,304

Consumer Discretionary (8.7%)
Auto Components (0.6%)
Dana, Inc.	36,000	554,760
Lear Corp.	600	73,908

		628,668

Diversified Consumer Services (0.7%)
H&R Block, Inc.	12,000	278,400
ServiceMaster Global Holdings, Inc.*	13,000	468,650

		747,050

Hotels, Restaurants & Leisure (2.8%)
Cheesecake Factory, Inc. (The)	13,000	499,200
Churchill Downs, Inc.	2,900	418,702
Dover Motorsports, Inc.	15,000	27,300
Eldorado Resorts, Inc.*	5,000	298,900
Golden Entertainment, Inc.*	37,000	634,920
Nathan’s Famous, Inc.	7,500	495,000
Wynn Resorts Ltd.	4,000	504,640

		2,878,662

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	42,500	519,775
Hunter Douglas NV	3,500	228,878
Lennar Corp., Class B	8,000	420,080

		1,168,733

Internet & Direct Marketing Retail (0.3%)
Lands’ End, Inc.*	14,000	163,100
Stamps.com, Inc.*	2,000	148,980

		312,080

Leisure Products (3.0%)
Brunswick Corp.	37,000	2,325,450
Mattel, Inc.*	50,000	731,500

		3,056,950

Specialty Retail (0.1%)
Carvana Co.*	1,500	118,875

Total Consumer Discretionary		8,911,018

Consumer Staples (10.7%)
Beverages (2.1%)
Cott Corp.	12,000	183,480
Davide Campari-Milano SpA	33,000	319,302
National Beverage Corp.*	12,000	514,920
Remy Cointreau SA	11,000	1,169,496

		2,187,198

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	2,500	402,150
Ingles Markets, Inc., Class A	9,500	396,055

		798,205

Food Products (5.8%)
Bunge Ltd.	25,000	1,310,750
Farmer Brothers Co.*	32,200	385,756
Hain Celestial Group, Inc. (The)*	84,000	2,033,640
JM Smucker Co. (The)	12,000	1,243,320
Maple Leaf Foods, Inc.	34,000	665,921
McCormick & Co., Inc.	1,800	295,164

		5,934,551

Household Products (1.4%)
Energizer Holdings, Inc.	32,000	1,480,320

Personal Products (0.6%)
Edgewell Personal Care Co.*	24,000	619,680

Total Consumer Staples		11,019,954

Energy (1.1%)
Energy Equipment & Services (1.1%)
Dril-Quip, Inc.*	12,000	490,800
RPC, Inc.	130,000	588,900

Total Energy		1,079,700

Financials (3.8%)
Banks (1.5%)
Atlantic Capital Bancshares, Inc.*	14,000	264,180
Cadence Bancorp	10,997	171,883
Flushing Financial Corp.	16,154	320,980
Synovus Financial Corp.	22,005	770,615

		1,527,658

Capital Markets (2.3%)
Federated Investors, Inc., Class B	35,000	1,268,050
Legg Mason, Inc.	25,000	978,750
Waddell & Reed Financial, Inc., Class A	10,000	159,800

		2,406,600

Total Financials		3,934,258

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (4.6%)
Biotechnology (0.1%)
Clovis Oncology, Inc.*	14,000	$116,060

Health Care Equipment & Supplies (0.4%)
Cutera, Inc.*	16,000	450,880

Health Care Providers & Services (1.4%)
Option Care Health, Inc.*	90,109	376,656
Patterson Cos., Inc.	46,000	1,012,460

		1,389,116

Health Care Technology (2.6%)
Evolent Health, Inc., Class A*	58,000	584,640
Teladoc Health, Inc.*	20,000	2,034,200

		2,618,840

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	108,276

Total Health Care		4,683,172

Industrials (36.8%)
Aerospace & Defense (4.0%)
AAR Corp.	14,500	617,410
Aerojet Rocketdyne Holdings, Inc.*	25,500	1,327,785
Moog, Inc., Class A	10,500	940,905
Moog, Inc., Class B	900	76,743
Textron, Inc.	25,000	1,148,250

		4,111,093

Building Products (2.6%)
Armstrong Flooring, Inc.*	73,000	258,420
Griffon Corp.	116,000	2,411,640

		2,670,060

Commercial Services & Supplies (2.4%)
IAA, Inc.*	8,688	410,595
KAR Auction Services, Inc.	8,688	182,622
Matthews International Corp., Class A	40,000	1,492,800
Team, Inc.*	30,000	408,000

		2,494,017

Construction & Engineering (0.6%)
Arcosa, Inc.	14,000	612,500

Electrical Equipment (0.7%)
AZZ, Inc.	16,000	660,160

Machinery (21.1%)
Astec Industries, Inc.	63,000	2,598,120
CIRCOR International, Inc.*	74,500	3,093,985
CNH Industrial NV	30,000	282,600
Donaldson Co., Inc.	300	15,555
Eastern Co. (The)	15,000	415,500
EnPro Industries, Inc.	41,000	2,396,040
Evoqua Water Technologies Corp.*	46,000	918,620
Flowserve Corp.	34,000	1,587,120
Gardner Denver Holdings, Inc.*	36,000	1,271,160
Graco, Inc.	4,500	239,175
Hyster-Yale Materials Handling, Inc.	4,000	215,960
ITT, Inc.	3,500	234,780
Kennametal, Inc.	33,000	1,032,570
Mueller Industries, Inc.	40,000	1,166,800
Mueller Water Products, Inc., Class A	34,000	396,100
Navistar International Corp.*	22,070	808,203
Park-Ohio Holdings Corp.	22,000	646,800
Toro Co. (The)	6,000	480,120
Trinity Industries, Inc.	90,000	1,829,700
Twin Disc, Inc.*	70,000	682,500
Watts Water Technologies, Inc., Class A	12,000	1,196,520
Welbilt, Inc.*	12,500	188,625

		21,696,553

Road & Rail (0.8%)
Hertz Global Holdings, Inc.*	50,648	798,212

Trading Companies & Distributors (3.5%)
Ashtead Group plc	2,000	64,511
GATX Corp.	8,000	609,040
Herc Holdings, Inc.*	50,000	2,006,000
Kaman Corp.	15,000	925,800

		3,605,351

Transportation Infrastructure (1.1%)
Macquarie Infrastructure Corp.	26,500	1,168,915

Total Industrials		37,816,861

Information Technology (2.9%)
Communications Equipment (0.2%)
Communications Systems, Inc.	20,000	123,000
EchoStar Corp., Class A*	1,600	63,848

		186,848

Electronic Equipment, Instruments & Components (0.7%)
AVX Corp.	8,000	162,160
Landis+Gyr Group AG*	6,000	550,876

		713,036

IT Services (0.1%)
Internap Corp.*	51,000	51,000
MoneyGram International, Inc.*	30,000	61,800

		112,800

Software (0.4%)
Cloudflare, Inc., Class A*	500	8,930
FireEye, Inc.*	10,000	159,800
Zuora, Inc., Class A*	15,000	221,250

		389,980

Technology Hardware, Storage & Peripherals (1.5%)
Diebold Nixdorf, Inc.*	137,000	1,576,870

Total Information Technology		2,979,534

Materials (9.4%)
Chemicals (7.2%)
Axalta Coating Systems Ltd.*	7,000	201,670
Chr Hansen Holding A/S	1,200	89,477
Core Molding Technologies, Inc.*	109,500	346,020
Element Solutions, Inc.*	130,000	1,521,000
Ferro Corp.*	95,000	1,299,600
GCP Applied Technologies, Inc.*	90,000	1,999,800
HB Fuller Co.	7,000	323,470
Scotts Miracle-Gro Co. (The)	6,500	797,810
Tredegar Corp.	15,000	305,250
Valvoline, Inc.	26,000	548,080

		7,432,177

Containers & Packaging (1.7%)
Greif, Inc., Class A	30,000	1,212,600
Myers Industries, Inc.	33,000	533,940

		1,746,540

Metals & Mining (0.5%)
Ampco-Pittsburgh Corp.*	30,000	87,000
Freeport-McMoRan, Inc.	10,000	111,000
TimkenSteel Corp.*	50,000	319,000

		517,000

Total Materials		9,695,717

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Ryman Hospitality Properties, Inc. (REIT)	6,000	$510,180
Seritage Growth Properties (REIT), Class A	23,000	844,560

		1,354,740

Real Estate Management & Development (0.6%)
St Joe Co. (The)*	28,000	588,280

Total Real Estate		1,943,020

Utilities (2.1%)
Gas Utilities (0.9%)
National Fuel Gas Co.	22,000	950,180

Independent Power and Renewable Electricity Producers (1.2%)
AES Corp.	60,000	1,191,600

Total Utilities		2,141,780

Total Common Stocks (95.5%) (Cost $99,460,417)		98,020,318

	Number of Warrants
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Weatherford International plc, expiring 12/13/23*	1,117	894

Total Energy		894

Health Care (0.0%)
Health Care Providers & Services (0.0%)
Option Care Health, Inc., expiring 6/30/25(r)*	22	7

Total Health Care		7

Total Warrants (0.0%) (Cost $—)		901

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (4.3%)
JPMorgan Prime Money Market Fund, IM Shares	4,432,743	4,434,959

Total Short-Term Investment (4.3%) (Cost $4,434,327)		4,434,959

Total Investments in Securities (99.8%) (Cost $103,894,744)		102,456,178
Other Assets Less Liabilities (0.2%)		167,361

Net Assets (100%)		$102,623,539

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,701,227	$1,114,077	$—	$13,815,304
Consumer Discretionary	8,159,840	751,178	—	8,911,018
Consumer Staples	9,235,992	1,783,962	—	11,019,954
Energy	1,079,700	—	—	1,079,700
Financials	3,934,258	—	—	3,934,258
Health Care	4,683,172	—	—	4,683,172
Industrials	37,675,607	141,254	—	37,816,861
Information Technology	2,428,658	550,876	—	2,979,534
Materials	9,173,220	522,497	—	9,695,717
Real Estate	1,943,020	—	—	1,943,020
Utilities	2,141,780	—	—	2,141,780
Short-Term Investment
Investment Company	4,434,959	—	—	4,434,959
Warrants
Energy	894	—	—	894
Health Care	—	—	7	7

Total Assets	$97,592,327	$4,863,844	$7	$102,456,178

Total Liabilities	$—	$—	$—	$—

Total	$97,592,327	$4,863,844	$7	$102,456,178

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,958,357
Aggregate gross unrealized depreciation	(12,410,058)

Net unrealized depreciation	$(2,451,701)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,907,879

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (1.5%)
Anheuser-Busch InBev SA/NV	5,590	$421,753

China (6.2%)
Alibaba Group Holding Ltd. (ADR)*	4,441	917,466
Tencent Holdings Ltd.	18,600	883,186

		1,800,652

Finland (2.0%)
Sampo OYJ, Class A	12,959	587,079

France (4.3%)
Dassault Systemes SE	4,740	822,657
Financiere de L’Odet SA	506	431,865

		1,254,522

Israel (2.3%)
Check Point Software Technologies Ltd.*	5,878	671,914

Japan (7.6%)
Kose Corp.	5,000	667,936
SoftBank Group Corp.	19,200	777,388
Unicharm Corp.	22,000	752,167

		2,197,491

Mexico (1.6%)
Fomento Economico Mexicano SAB de CV	52,500	473,363

Peru (2.4%)
Credicorp Ltd.	3,337	689,357

Spain (1.9%)
Industria de Diseno Textil SA	16,143	543,218

Sweden (2.2%)
Assa Abloy AB, Class B	26,870	639,391

Switzerland (3.8%)
Roche Holding AG	3,251	1,094,159

United States (61.4%)
Alphabet, Inc., Class A*	734	1,051,661
Amazon.com, Inc.*	606	1,217,284
Apple, Inc.	4,446	1,376,081
Bank OZK	18,113	492,311
Berkshire Hathaway, Inc., Class B*	5,566	1,249,177
BlackRock, Inc.	1,262	665,516
Booz Allen Hamilton Holding Corp.	8,607	671,690
Charles Schwab Corp. (The)	12,495	569,147
Cognex Corp.	10,284	524,176
Concho Resources, Inc.	3,638	275,688
DexCom, Inc.*	3,524	848,403
Ecolab, Inc.	6,129	1,201,958
EOG Resources, Inc.	4,808	350,551
Facebook, Inc., Class A*	4,819	973,004
FedEx Corp.	4,147	599,822
Fidelity National Information Services, Inc.	5,680	815,989
Fortive Corp.	6,315	473,183
IPG Photonics Corp.*	3,335	425,779
Jazz Pharmaceuticals plc*	4,198	601,783
Prologis, Inc. (REIT)	8,186	760,316
Proofpoint, Inc.*	5,229	642,174
QUALCOMM, Inc.	6,137	523,548
Stryker Corp.	3,137	660,966
UnitedHealth Group, Inc.	2,946	802,638

		17,772,845

Total Common Stocks (97.2%) (Cost $21,989,087)		28,145,744

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	174,351	174,438

Total Short-Term Investment (0.6%) (Cost $174,427)		174,438

Total Investments in Securities (97.8%) (Cost $22,163,514)		28,320,182
Other Assets Less Liabilities (2.2%)		637,140

Net Assets (100%)		$28,957,322

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

Sector Weightings as of January 31, 2020	Market Value	% of Net Assets
Information Technology	$6,474,008	22.4%
Financials	4,252,587	14.7
Health Care	4,007,949	13.8
Communication Services	3,685,239	12.7
Consumer Discretionary	2,677,968	9.2
Consumer Staples	2,315,219	8.0
Industrials	2,144,261	7.4
Materials	1,201,958	4.2
Real Estate	760,316	2.6
Energy	626,239	2.2
Investment Company	174,438	0.6
Cash and Other	637,140	2.2

		100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Belgium	$—	$421,753	$—	$421,753
China	917,466	883,186	—	1,800,652
Finland	—	587,079	—	587,079
France	—	1,254,522	—	1,254,522
Israel	671,914	—	—	671,914
Japan	—	2,197,491	—	2,197,491
Mexico	473,363	—	—	473,363
Peru	689,357	—	—	689,357
Spain	—	543,218	—	543,218
Sweden	—	639,391	—	639,391
Switzerland	—	1,094,159	—	1,094,159
United States	17,772,845	—	—	17,772,845
Short-Term Investment
Investment Company	174,438	—	—	174,438

Total Assets	$20,699,383	$7,620,799	$—	$28,320,182

Total Liabilities	$—	$—	$—	$—

Total	$20,699,383	$7,620,799	$—	$28,320,182

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,010,769
Aggregate gross unrealized depreciation	(861,125)

Net unrealized appreciation	$6,149,644

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,170,538

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.2%)
Communication Services (15.8%)
Diversified Telecommunication Services (5.8%)
CCO Holdings LLC
5.250%, 9/30/22	$245,000	$247,144
5.125%, 2/15/23	112,000	112,840
5.125%, 5/1/23§	136,000	138,040
5.750%, 1/15/24	29,000	29,508
5.750%, 2/15/26§	162,000	169,782
5.875%, 5/1/27§	140,000	147,190
4.750%, 3/1/30§	110,000	113,094
CenturyLink, Inc.
5.125%, 12/15/26§	230,000	236,900
4.000%, 2/15/27§	105,000	105,480
Series G
6.875%, 1/15/28	128,000	142,880
Series W
6.750%, 12/1/23	70,000	77,787
Cincinnati Bell, Inc.
7.000%, 7/15/24§	253,000	265,334
Level 3 Financing, Inc.
5.375%, 8/15/22	237,000	237,948
Sprint Capital Corp.
8.750%, 3/15/32	204,000	225,420

		2,249,347

Entertainment (1.0%)
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	306,000	315,945
Netflix, Inc.
4.875%, 6/15/30§	83,000	86,475

		402,420

Interactive Media & Services (1.2%)
Match Group, Inc.
6.375%, 6/1/24	149,000	155,891
Rackspace Hosting, Inc.
8.625%, 11/15/24§	299,000	296,758

		452,649

Media (5.9%)
Diamond Sports Group LLC
5.375%, 8/15/26§	198,000	196,980
6.625%, 8/15/27§	198,000	184,930
DISH DBS Corp.
5.875%, 7/15/22	112,000	117,163
Getty Images, Inc.
9.750%, 3/1/27§	130,000	130,000
Lamar Media Corp.
5.375%, 1/15/24	74,000	75,406
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	184,000	161,920
Meredith Corp.
6.875%, 2/1/26	180,000	185,175
National CineMedia LLC
5.875%, 4/15/28§	61,000	63,745
Nexstar Broadcasting, Inc.
5.625%, 8/1/24§	46,000	47,783
5.625%, 7/15/27§	86,000	90,452
Quebecor Media, Inc.
5.750%, 1/15/23	59,000	63,720
Sinclair Television Group, Inc.
5.500%, 3/1/30§	258,000	264,773
Sirius XM Radio, Inc.
4.625%, 7/15/24§	130,000	134,631
5.375%, 4/15/25§	52,000	53,630
TEGNA, Inc.
5.500%, 9/15/24§	150,000	155,063
Univision Communications, Inc.
6.750%, 9/15/22§	186,000	188,790
Ziggo BV
5.500%, 1/15/27§	200,000	210,250

		2,324,411

Wireless Telecommunication Services (1.9%)
Sprint Communications, Inc.
7.000%, 8/15/20	50,000	50,750
Sprint Corp.
7.875%, 9/15/23	140,000	148,735
7.125%, 6/15/24	66,000	68,063
7.625%, 3/1/26	114,000	118,828
7.250%, 2/1/28§	174,000	172,477
T-Mobile USA, Inc.
6.000%, 3/1/23	101,000	102,846
6.000%, 4/15/24	64,000	65,840

		727,539

Total Communication Services		6,156,366

Consumer Discretionary (8.4%)
Auto Components (0.8%)
Icahn Enterprises LP
5.250%, 5/15/27§	150,000	150,564
Panther BF Aggregator 2 LP
8.500%, 5/15/27§	134,000	144,050

		294,614

Distributors (0.5%)
Performance Food Group, Inc.
5.500%, 10/15/27§	50,000	52,625
Univar Solutions USA, Inc.
5.125%, 12/1/27§	118,000	122,720

		175,345

Diversified Consumer Services (0.6%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	208,687
Service Corp. International
5.375%, 5/15/24	36,000	36,844

		245,531

Hotels, Restaurants & Leisure (4.6%)
1011778 BC ULC
4.250%, 5/15/24§	36,000	36,664
5.000%, 10/15/25§	174,000	179,516
Churchill Downs, Inc.
5.500%, 4/1/27§	170,000	179,350
Eldorado Resorts, Inc.
7.000%, 8/1/23	200,000	206,957
6.000%, 9/15/26	100,000	109,625
Golden Entertainment, Inc.
7.625%, 4/15/26§	138,000	148,867
LTF Merger Sub, Inc.
8.500%, 6/15/23§	212,000	215,667
Scientific Games International, Inc.
7.000%, 5/15/28§	80,000	84,400
7.250%, 11/15/29§	71,000	76,081
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	247,000	260,708
Stars Group Holdings BV
7.000%, 7/15/26§	102,000	110,670
Station Casinos LLC
5.000%, 10/1/25§	126,000	128,797
4.500%, 2/15/28§	63,000	62,608

		1,799,910

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Internet & Direct Marketing Retail (0.5%)
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	$212,000	$198,220

Specialty Retail (1.4%)
eG Global Finance plc
8.500%, 10/30/25§	200,000	212,000
KGA Escrow LLC
7.500%, 8/15/23§	148,000	156,140
Michaels Stores, Inc.
8.000%, 7/15/27§	24,000	21,450
Penske Automotive Group, Inc.
5.750%, 10/1/22	78,000	78,721
Staples, Inc.
10.750%, 4/15/27§	88,000	89,320

		557,631

Total Consumer Discretionary		3,271,251

Consumer Staples (6.1%)
Food Products (3.5%)
B&G Foods, Inc.
5.250%, 4/1/25	101,000	103,109
5.250%, 9/15/27	74,000	73,630
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	113,000	117,803
JBS USA Lux SA
6.750%, 2/15/28§	166,000	183,928
Kraft Heinz Foods Co.
4.875%, 2/15/25§	210,000	216,461
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	22,000	23,100
4.875%, 11/1/26§	137,000	144,535
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	136,000	144,078
Post Holdings, Inc.
5.750%, 3/1/27§	156,000	164,580
Sigma Holdco BV
7.875%, 5/15/26§	200,000	206,000

		1,377,224

Household Products (1.5%)
Central Garden & Pet Co.
6.125%, 11/15/23	121,000	124,720
Energizer Holdings, Inc.
5.500%, 6/15/25§	114,000	117,562
7.750%, 1/15/27§	99,000	109,024
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	237,000	227,610

		578,916

Personal Products (1.1%)
First Quality Finance Co., Inc.
5.000%, 7/1/25§	150,000	156,750
Prestige Brands, Inc.
6.375%, 3/1/24§	221,000	227,630
5.125%, 1/15/28§	50,000	52,187

		436,567

Total Consumer Staples		2,392,707

Energy (11.0%)
Energy Equipment & Services (0.5%)
Precision Drilling Corp.
7.750%, 12/15/23	106,000	104,410
7.125%, 1/15/26§	105,000	99,750

		204,160

Oil, Gas & Consumable Fuels (10.5%)
American Midstream Partners LP
9.500%, 12/15/21(e)§	315,000	313,425
Antero Resources Corp.
5.375%, 11/1/21	68,000	64,940
5.625%, 6/1/23	117,000	83,947
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	118,000	116,230
7.000%, 11/1/26§	144,000	103,680
Berry Petroleum Co. LLC
7.000%, 2/15/26§	75,000	69,562
Blue Racer Midstream LLC
6.125%, 11/15/22§	246,000	239,850
6.625%, 7/15/26§	150,000	138,000
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	110,000	121,550
Chesapeake Energy Corp.
11.500%, 1/1/25§	27,000	21,865
Crestwood Midstream Partners LP
6.250%, 4/1/23(e)	164,000	165,501
CrownRock LP
5.625%, 10/15/25§	228,000	230,018
Delek Logistics Partners LP
6.750%, 5/15/25	195,000	197,681
Genesis Energy LP
5.625%, 6/15/24	82,000	79,784
7.750%, 2/1/28	212,000	213,755
Gulfport Energy Corp.
6.375%, 1/15/26	146,000	70,445
Hilcorp Energy I LP
6.250%, 11/1/28§	178,000	158,420
Holly Energy Partners LP
6.000%, 8/1/24§	74,000	77,374
5.000%, 2/1/28§	111,000	112,249
Indigo Natural Resources LLC
6.875%, 2/15/26§	82,000	74,620
Parsley Energy LLC
6.250%, 6/1/24§	196,000	203,105
PBF Holding Co. LLC
7.000%, 11/15/23	94,000	97,393
PBF Logistics LP
6.875%, 5/15/23	220,000	225,500
SM Energy Co.
6.750%, 9/15/26	98,000	89,058
Southern Star Central Corp.
5.125%, 7/15/22§	330,000	336,114
Southwestern Energy Co.
7.750%, 10/1/27	97,000	80,995
Summit Midstream Holdings LLC
5.500%, 8/15/22	202,000	177,760
Targa Resources Partners LP
6.750%, 3/15/24	207,000	213,707

		4,076,528

Total Energy		4,280,688

Financials (4.5%)
Capital Markets (0.4%)
MSCI, Inc.
5.250%, 11/15/24§	111,000	114,053
4.750%, 8/1/26§	62,000	64,945

		178,998

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (1.1%)
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	$67,000	$73,867
Curo Group Holdings Corp.
8.250%, 9/1/25§	144,000	125,460
Enova International, Inc.
8.500%, 9/1/24§	154,000	151,690
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	62,000	68,532

		419,549

Diversified Financial Services (1.2%)
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	238,000	257,040
8.250%, 11/15/26§	74,000	82,417
Verscend Escrow Corp.
9.750%, 8/15/26§	120,000	130,200

		469,657

Insurance (1.1%)
Acrisure LLC
8.125%, 2/15/24§	400,000	427,000

Thrifts & Mortgage Finance (0.7%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	276,000	273,240

Total Financials		1,768,444

Health Care (10.5%)
Health Care Equipment & Supplies (0.3%)
Hill-Rom Holdings, Inc.
5.000%, 2/15/25§	118,000	122,425

Health Care Providers & Services (7.5%)
Centene Corp.
6.125%, 2/15/24	258,000	265,740
5.375%, 6/1/26§	119,000	126,140
5.375%, 8/15/26§	118,000	125,375
4.625%, 12/15/29§	125,000	134,200
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	164,000	165,640
7.750%, 5/15/22 PIK§	210,000	212,100
Envision Healthcare Corp.
8.750%, 10/15/26§	142,000	85,328
Hadrian Merger Sub, Inc.
8.500%, 5/1/26§	67,000	69,052
HCA, Inc.
7.500%, 2/15/22	247,000	270,774
7.690%, 6/15/25	91,000	110,565
NVA Holdings, Inc.
6.875%, 4/1/26§	258,000	278,317
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	234,000	217,620
Surgery Center Holdings, Inc.
6.750%, 7/1/25§	147,000	149,021
10.000%, 4/15/27§	207,000	231,323
Tenet Healthcare Corp.
5.125%, 5/1/25	147,000	149,572
4.875%, 1/1/26§	190,000	196,769
Vizient, Inc.
6.250%, 5/15/27§	33,000	35,594
West Street Merger Sub, Inc.
6.375%, 9/1/25§	118,000	116,525

		2,939,655

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	76,000	80,940

Pharmaceuticals (2.5%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	202,000	230,280
Bausch Health Cos., Inc.
7.000%, 3/15/24§	340,000	351,900
5.500%, 11/1/25§	126,000	130,410
5.750%, 8/15/27§	54,000	57,704
5.250%, 1/30/30§	30,000	30,563
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	115,000	118,450
5.000%, 7/15/27§	47,000	49,413

		968,720

Total Health Care		4,111,740

Industrials (13.1%)
Aerospace & Defense (0.7%)
Bombardier, Inc.
8.750%, 12/1/21§	185,000	197,719
5.750%, 3/15/22§	17,000	16,872
Triumph Group, Inc.
6.250%, 9/15/24§	41,000	42,238

		256,829

Building Products (1.8%)
Standard Industries, Inc.
5.500%, 2/15/23§	236,000	239,245
6.000%, 10/15/25§	182,000	189,222
Summit Materials LLC
6.125%, 7/15/23	272,000	275,400

		703,867

Commercial Services & Supplies (3.8%)
ACCO Brands Corp.
5.250%, 12/15/24§	138,000	142,485
ADT Security Corp. (The)
4.125%, 6/15/23	110,000	112,063
4.875%, 7/15/32§	32,000	29,755
Allied Universal Holdco LLC
6.625%, 7/15/26§	110,000	116,600
9.750%, 7/15/27§	108,000	115,830
Aramark Services, Inc.
5.000%, 4/1/25§	114,000	118,762
GFL Environmental, Inc.
7.000%, 6/1/26§	144,000	149,897
5.125%, 12/15/26§	46,000	47,373
GW B-CR Security Corp.
9.500%, 11/1/27§	41,000	43,767
Matthews International Corp.
5.250%, 12/1/25§	135,000	135,000
Nielsen Co. Luxembourg Sarl (The)
5.500%, 10/1/21§	58,000	58,087
Nielsen Finance LLC
5.000%, 4/15/22§	170,000	170,000
Prime Security Services Borrower LLC
9.250%, 5/15/23§	253,000	264,031

		1,503,650

Construction & Engineering (0.9%)
AECOM Global II LLC
5.000%, 4/1/22(e)	95,000	98,681
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	241,000	252,448

		351,129

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (0.9%)
Mueller Water Products, Inc.
5.500%, 6/15/26§	$52,000	$54,470
Welbilt, Inc.
9.500%, 2/15/24	272,000	286,280

		340,750

Professional Services (2.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	156,000	171,210
10.250%, 2/15/27§	225,000	257,918
IHS Markit Ltd.
5.000%, 11/1/22§	41,000	43,883
Jaguar Holding Co. II
6.375%, 8/1/23§	356,000	366,680

		839,691

Road & Rail (2.9%)
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	115,000	119,456
DAE Funding LLC
5.250%, 11/15/21§	100,000	104,007
5.000%, 8/1/24§	102,000	106,973
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	395,000	384,137
Watco Cos. LLC
6.375%, 4/1/23§	406,000	412,090

		1,126,663

Total Industrials		5,122,579

Information Technology (12.2%)
Communications Equipment (1.2%)
CommScope, Inc.
5.000%, 6/15/21§	8,000	8,000
5.500%, 3/1/24§	128,000	131,200
6.000%, 3/1/26§	214,000	224,165
8.250%, 3/1/27§	94,000	96,585

		459,950

Electronic Equipment, Instruments & Components (0.3%)
Itron, Inc.
5.000%, 1/15/26§	118,000	122,425

IT Services (2.6%)
Alliance Data Systems Corp.
4.750%, 12/15/24§	215,000	214,366
Gartner, Inc.
5.125%, 4/1/25§	152,000	157,890
GTT Communications, Inc.
7.875%, 12/31/24§	176,000	137,280
Presidio Holdings, Inc.
4.875%, 2/1/27§	45,000	44,937
8.250%, 2/1/28§	36,000	36,900
Unisys Corp.
10.750%, 4/15/22§	83,000	88,395
Zayo Group LLC
6.000%, 4/1/23	145,000	148,262
5.750%, 1/15/27§	184,000	187,910

		1,015,940

Software (6.9%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	145,000	155,310
Ascend Learning LLC
6.875%, 8/1/25§	170,000	178,287
6.875%, 8/1/25§	114,000	119,558
Camelot Finance SA
4.500%, 11/1/26§	278,000	282,865
CDK Global, Inc.
5.875%, 6/15/26	66,000	70,290
Change Healthcare Holdings LLC
5.750%, 3/1/25§	409,000	415,053
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	149,000	163,900
Informatica LLC
7.125%, 7/15/23§	182,000	183,824
NortonLifeLock, Inc.
5.000%, 4/15/25§	76,000	77,344
PTC, Inc.
4.000%, 2/15/28§	31,000	31,349
Solera LLC
10.500%, 3/1/24§	400,000	422,400
Sophia LP
9.000%, 9/30/23§	373,000	383,258
SS&C Technologies, Inc.
5.500%, 9/30/27§	199,000	210,253

		2,693,691

Technology Hardware, Storage & Peripherals (1.2%)
Dell International LLC
5.875%, 6/15/21§	211,000	213,638
7.125%, 6/15/24§	171,000	179,182
Everi Payments, Inc.
7.500%, 12/15/25§	92,000	98,210

		491,030

Total Information Technology		4,783,036

Materials (12.1%)
Chemicals (4.4%)
Axalta Coating Systems LLC
4.875%, 8/15/24§	150,000	154,313
Blue Cube Spinco LLC
10.000%, 10/15/25	226,000	246,589
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	205,000
NOVA Chemicals Corp.
4.875%, 6/1/24§	104,000	106,340
Nufarm Australia Ltd.
5.750%, 4/30/26§	123,000	119,310
Olin Corp.
5.000%, 2/1/30	86,000	87,539
PQ Corp.
6.750%, 11/15/22§	191,000	196,014
5.750%, 12/15/25§	136,000	142,120
Rayonier AM Products, Inc.
5.500%, 6/1/24§	214,000	164,780
Starfruit Finco BV
8.000%, 10/1/26§	150,000	157,125
WR Grace & Co.-Conn
5.125%, 10/1/21§	110,000	114,056

		1,693,186

Containers & Packaging (7.4%)
ARD Finance SA
6.500%, 6/30/27§	200,000	206,220
Berry Global, Inc.
5.500%, 5/15/22	136,000	137,020
5.125%, 7/15/23	174,000	177,045
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	223,000	227,181
LABL Escrow Issuer LLC
6.750%, 7/15/26§	225,000	240,813
10.500%, 7/15/27§	126,000	132,694

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	$186,000	$191,435
7.250%, 4/15/25§	428,000	424,790
OI European Group BV
4.000%, 3/15/23§	150,000	152,062
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	110,000	113,712
5.875%, 8/15/23§	100,000	107,000
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	147,305	146,951
(ICE LIBOR USD 3 Month + 3.50%), 5.331%, 7/15/21(k)§	326,000	326,577
Sealed Air Corp.
4.875%, 12/1/22§	102,000	106,973
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	200,000	210,750

		2,901,223

Metals & Mining (0.3%)
Novelis Corp.
4.750%, 1/30/30§	114,000	114,114

Total Materials		4,708,523

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	90,000	95,499
Iron Mountain, Inc. (REIT)
6.000%, 8/15/23	106,000	108,253
SBA Communications Corp. (REIT)
4.875%, 9/1/24	120,000	124,050
VICI Properties LP (REIT)
3.500%, 2/15/25§	30,000	30,457

		358,259

Real Estate Management & Development (1.4%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	223,000	230,548
Howard Hughes Corp. (The)
5.375%, 3/15/25§	166,000	170,789
Realogy Group LLC
9.375%, 4/1/27§	120,000	124,488

		525,825

Total Real Estate		884,084

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.
4.875%, 5/15/23	86,000	87,075

Total Utilities		87,075

Total Corporate Bonds		37,566,493

Total Long-Term Debt Securities (96.2%) (Cost $37,199,293)		37,566,493

	Number of Rights
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc., CVR(r)*
(Cost $—)	329,000	—

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	553,363	553,640

Total Short-Term Investment (1.4%) (Cost $553,597)		553,640

Total Investments in Securities (97.6%) (Cost $37,752,890)		38,120,133
Other Assets Less Liabilities (2.4%)		918,988

Net Assets (100%)		$39,039,121

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2020, the market value of these securities amounted to $29,744,419 or 76.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2020.

(r)	Value determined using significant unobservable inputs.

Glossary:

CVR — Contingent Value Right

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Communication Services	$—	$6,156,366	$—		$6,156,366
Consumer Discretionary	—	3,271,251	—		3,271,251
Consumer Staples	—	2,392,707	—		2,392,707
Energy	—	4,280,688	—		4,280,688
Financials	—	1,768,444	—		1,768,444
Health Care	—	4,111,740	—		4,111,740
Industrials	—	5,122,579	—		5,122,579
Information Technology	—	4,783,036	—		4,783,036
Materials	—	4,708,523	—		4,708,523
Real Estate	—	884,084	—		884,084
Utilities	—	87,075	—		87,075
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	553,640	—	—		553,640

Total Assets	$553,640	$37,566,493	$—		$38,120,133

Total Liabilities	$—	$—	$—		$—

Total	$553,640	$37,566,493	$—		$38,120,133

(a)	Value is zero.

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$893,531
Aggregate gross unrealized depreciation	(527,620)

Net unrealized appreciation	$365,911

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,754,222

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.8%)
Invesco S&P 500 High Dividend Low Volatility ETF	4,460	$187,766
Invesco S&P 500 Low Volatility ETF	3,350	200,899
Invesco S&P Emerging Markets Low Volatility ETF	9,360	209,009
Invesco S&P International Developed Low Volatility ETF	13,370	455,783
Invesco S&P MidCap Low Volatility ETF	4,500	241,785
Invesco S&P SmallCap Low Volatility ETF	2,420	120,032
iShares Edge MSCI Min Vol EAFE ETF	6,090	452,487
iShares Edge MSCI Min Vol Emerging Markets ETF	3,690	204,610
iShares Edge MSCI Min Vol Global ETF	10,330	1,002,217
iShares Edge MSCI Min Vol USA ETF	2,940	197,392
SPDR SSGA US Large Cap Low Volatility Index ETF	1,400	163,070
SPDR SSGA US Small Cap Low Volatility Index ETF	1,140	110,521

Total Investments in Securities (99.8%) (Cost $3,057,093)		3,545,571
Other Assets Less Liabilities (0.2%)		8,340

Net Assets (100%)		$3,553,911

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,545,571	$—	$—	$3,545,571

Total Assets	$3,545,571	$—	$—	$3,545,571

Total Liabilities	$—	$—	$—	$—

Total	$3,545,571	$—	$—	$3,545,571

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$493,011
Aggregate gross unrealized depreciation	(4,533)

Net unrealized appreciation	$488,478

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,057,093

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (44.8%)
IQ Merger Arbitrage ETF*	51,970	$1,731,121
JPMorgan Diversified Alternatives ETF*	69,740	1,649,351
JPMorgan Long/Short ETF*	36,340	787,673
ProShares Hedge Replication ETF	34,820	1,625,812
ProShares RAFI Long/Short‡	23,000	778,207
WisdomTree Managed Futures Strategy Fund	45,330	1,616,695

Total Alternatives		8,188,859

Commodity (16.6%)
Invesco DB Base Metals Fund	17,600	248,160
Invesco DB Commodity Index Tracking Fund	54,380	792,860
Invesco DB Gold Fund	26,070	1,230,634
Invesco DB Precious Metals Fund	2,860	123,217
Invesco DB Silver Fund	4,020	103,440
iShares Commodities Select Strategy ETF	17,470	525,847

Total Commodity		3,024,158

Equity (10.5%)
iShares Core US REIT ETF	15,620	862,224
iShares MSCI Global Agriculture Producers ETF	9,870	267,057
Vanguard Global ex-U.S. Real Estate ETF	13,660	785,587

Total Equity		1,914,868

Fixed Income (18.5%)
iShares TIPS Bond ETF	7,090	844,135
SPDR Bloomberg Barclays Convertible Securities ETF	29,470	1,686,863
Vanguard Short-Term Inflation-Protected Securities ETF	17,100	845,766

Total Fixed Income		3,376,764

Specialty (9.3%)
Invesco DB G10 Currency Harvest Fund‡	70,890	1,690,372

Total Investments in Securities (99.7%) (Cost $17,745,886)		18,195,021
Other Assets Less Liabilities (0.3%)		62,126

Net Assets (100%)		$18,257,147

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2020, were as follows:

Security Description	Shares at January 31, 2020	Market Value October 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2020 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	23,000	798,675	—	—	—	(20,468)	778,207	3,994	—
Specialty
Invesco DB G10 Currency Harvest Fund	70,890	1,714,829	—	—	—	(24,457)	1,690,372	24,422	—

Total		2,513,504	—	—	—	(44,925)	2,468,579	28,416	—

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,195,021	$—	$—	$18,195,021

Total Assets	$18,195,021	$—	$—	$18,195,021

Total Liabilities	$—	$—	$—	$—

Total	$18,195,021	$—	$—	$18,195,021

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,123,743
Aggregate gross unrealized depreciation	(616,039)

Net unrealized appreciation	$507,704

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,687,317

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (52.0%)
Invesco S&P 500 Low Volatility ETF	11,470	$687,856
Invesco S&P Emerging Markets Low Volatility ETF	3,540	79,048
Invesco S&P International Developed Low Volatility ETF	10,670	363,740
Invesco S&P MidCap Low Volatility ETF	6,760	363,215
Invesco S&P SmallCap Low Volatility ETF	3,580	177,568
iShares Core MSCI EAFE ETF	10,890	690,970
iShares Core MSCI Emerging Markets ETF	3,760	190,218
iShares Core S&P Total US Stock Market ETF	28,140	2,042,683
iShares Edge MSCI Min Vol EAFE ETF	4,840	359,612
iShares Edge MSCI Min Vol Emerging Markets ETF	1,420	78,739
iShares Edge MSCI Min Vol USA ETF	10,190	684,157
SPDR SSGA US Small Cap Low Volatility Index ETF	1,780	172,568

Total Equity		5,890,374

Fixed Income (47.9%)
iShares Core U.S. Aggregate Bond ETF	29,030	3,328,289
iShares TIPS Bond ETF	6,810	810,799
SPDR Bloomberg Barclays High Yield Bond ETF	3,626	395,379
Vanguard Short-Term Bond ETF	5,980	486,353
Vanguard Total International Bond ETF	6,870	396,056

Total Fixed Income		5,416,876

Total Investments in Securities (99.9%) (Cost $10,399,570)		11,307,250
Other Assets Less Liabilities (0.1%)		16,001

Net Assets (100%)		$11,323,251

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,307,250	$—	$—	$11,307,250

Total Assets	$11,307,250	$—	$—	$11,307,250

Total Liabilities	$—	$—	$—	$—

Total	$11,307,250	$—	$—	$11,307,250

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$908,190
Aggregate gross unrealized depreciation	(8,378)

Net unrealized appreciation	$899,812

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,407,438

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (55.3%)
Invesco S&P 500 Low Volatility ETF	21,550	$1,292,354
Invesco S&P Emerging Markets Low Volatility ETF	7,440	166,135
Invesco S&P International Developed Low Volatility ETF	20,980	715,208
Invesco S&P MidCap Low Volatility ETF	13,400	719,982
Invesco S&P SmallCap Low Volatility ETF	6,340	314,464
iShares Core MSCI EAFE ETF	21,880	1,388,286
iShares Core MSCI Emerging Markets ETF	6,580	332,882
iShares Core S&P Total US Stock Market ETF	53,390	3,875,580
iShares Edge MSCI Min Vol EAFE ETF	9,210	684,303
iShares Edge MSCI Min Vol Emerging Markets ETF	2,750	152,488
iShares Edge MSCI Min Vol USA ETF	18,960	1,272,974
SPDR SSGA US Small Cap Low Volatility Index ETF	3,350	324,776

Total Equity		11,239,432

Fixed Income (34.7%)
iShares Core U.S. Aggregate Bond ETF	44,130	5,059,504
iShares TIPS Bond ETF	8,850	1,053,681
SPDR Bloomberg Barclays High Yield Bond ETF	2,526	275,435
Vanguard Short-Term Bond ETF	4,590	373,305
Vanguard Total International Bond ETF	5,290	304,969

Total Fixed Income		7,066,894

Total Exchange Traded Funds (90.0%) (Cost $16,822,010)		18,306,326

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	173,705	173,792

Total Short-Term Investment (0.9%) (Cost $173,792)		173,792

Total Investments in Securities (90.9%) (Cost $16,995,802)		18,480,118
Other Assets Less Liabilities (9.1%)		1,861,690

Net Assets (100%)		$20,341,808

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,306,326	$—	$—	$18,306,326
Short-Term Investment
Investment Company	173,792	—	—	173,792

Total Assets	$18,480,118	$—	$—	$18,480,118

Total Liabilities	$—	$—	$—	$—

Total	$18,480,118	$—	$—	$18,480,118

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,479,075
Aggregate gross unrealized depreciation	(17,381)

Net unrealized appreciation	$1,461,694

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,018,424

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (71.1%)
Invesco S&P 500 Low Volatility ETF	9,200	$551,724
Invesco S&P Emerging Markets Low Volatility ETF	3,110	69,446
Invesco S&P International Developed Low Volatility ETF	8,910	303,742
Invesco S&P MidCap Low Volatility ETF	5,920	318,082
Invesco S&P SmallCap Low Volatility ETF	2,600	128,960
iShares Core MSCI EAFE ETF	9,480	601,506
iShares Core MSCI Emerging Markets ETF	2,390	120,910
iShares Core S&P Total US Stock Market ETF	22,400	1,626,016
iShares Edge MSCI Min Vol EAFE ETF	4,110	305,373
iShares Edge MSCI Min Vol Emerging Markets ETF	1,070	59,332
iShares Edge MSCI Min Vol USA ETF	8,050	540,477
SPDR SSGA US Small Cap Low Volatility Index ETF	1,420	137,666

Total Equity		4,763,234

Fixed Income (29.6%)
iShares Core U.S. Aggregate Bond ETF	14,740	1,689,941
iShares TIPS Bond ETF	2,490	296,459

Total Fixed Income		1,986,400

Total Investments in Securities (100.7%) (Cost $6,017,612)		6,749,634
Other Assets Less Liabilities (-0.7%)		(49,074)

Net Assets (100%)		$6,700,560

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,749,634	$—	$—	$6,749,634

Total Assets	$6,749,634	$—	$—	$6,749,634

Total Liabilities	$—	$—	$—	$—

Total	$6,749,634	$—	$—	$6,749,634

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$735,371
Aggregate gross unrealized depreciation	(4,001)

Net unrealized appreciation	$731,370

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,018,264

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (68.9%)
Invesco S&P 500 Low Volatility ETF	13,120	$786,806
Invesco S&P Emerging Markets Low Volatility ETF	4,270	95,349
Invesco S&P International Developed Low Volatility ETF	12,630	430,557
Invesco S&P MidCap Low Volatility ETF	8,110	435,750
Invesco S&P SmallCap Low Volatility ETF	3,910	193,936
iShares Core MSCI EAFE ETF	13,950	885,127
iShares Core MSCI Emerging Markets ETF	3,940	199,325
iShares Core S&P Total US Stock Market ETF	32,150	2,333,769
iShares Edge MSCI Min Vol EAFE ETF	5,810	431,683
iShares Edge MSCI Min Vol Emerging Markets ETF	1,650	91,492
iShares Edge MSCI Min Vol USA ETF	11,690	784,867
SPDR SSGA US Small Cap Low Volatility Index ETF	2,090	202,622

Total Equity		6,871,283

Fixed Income (22.3%)
iShares Core U.S. Aggregate Bond ETF	16,480	1,889,432
iShares TIPS Bond ETF	2,850	339,321

Total Fixed Income		2,228,753

Total Exchange Traded Funds (91.2%) (Cost $8,208,055)		9,100,036

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	5,425	5,427

Total Short-Term Investment (0.1%) (Cost $5,427)		5,427

Total Investments in Securities (91.3%) (Cost $8,213,482)		9,105,463
Other Assets Less Liabilities (8.7%)		874,785

Net Assets (100%)		$9,980,248

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,100,036	$—	$—	$9,100,036
Short-Term Investment
Investment Company	5,427	—	—	5,427

Total Assets	$9,105,463	$—	$—	$9,105,463

Total Liabilities	$—	$—	$—	$—

Total	$9,105,463	$—	$—	$9,105,463

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$900,518
Aggregate gross unrealized depreciation	(10,067)

Net unrealized appreciation	$890,451

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,215,012

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (80.2%)
Invesco S&P 500 Low Volatility ETF	6,840	$410,195
Invesco S&P Emerging Markets Low Volatility ETF	2,250	50,242
Invesco S&P International Developed Low Volatility ETF	6,310	215,108
Invesco S&P MidCap Low Volatility ETF	3,990	214,383
Invesco S&P SmallCap Low Volatility ETF	1,850	91,760
iShares Core MSCI EAFE ETF	6,590	418,135
iShares Core MSCI Emerging Markets ETF	1,900	96,121
iShares Core S&P Total US Stock Market ETF	16,460	1,194,831
iShares Edge MSCI Min Vol EAFE ETF	2,960	219,928
iShares Edge MSCI Min Vol Emerging Markets ETF	810	44,915
iShares Edge MSCI Min Vol USA ETF	6,040	405,526
SPDR SSGA US Small Cap Low Volatility Index ETF	940	91,131

Total Equity		3,452,275

Fixed Income (19.3%)
iShares Core U.S. Aggregate Bond ETF	6,170	707,391
iShares TIPS Bond ETF	1,040	123,822

Total Fixed Income		831,213

Total Investments in Securities (99.5%) (Cost $3,673,285)		4,283,488
Other Assets Less Liabilities (0.5%)		21,815

Net Assets (100%)		$4,305,303

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,283,488	$—	$—	$4,283,488

Total Assets	$4,283,488	$—	$—	$4,283,488

Total Liabilities	$—	$—	$—	$—

Total	$4,283,488	$—	$—	$4,283,488

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$611,399
Aggregate gross unrealized depreciation	(1,361)

Net unrealized appreciation	$610,038

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,673,450

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (84.9%)
Invesco S&P 500 Low Volatility ETF	10,480	$628,486
Invesco S&P Emerging Markets Low Volatility ETF	3,110	69,446
Invesco S&P International Developed Low Volatility ETF	9,650	328,969
Invesco S&P MidCap Low Volatility ETF	5,860	314,858
Invesco S&P SmallCap Low Volatility ETF	2,970	147,312
iShares Core MSCI EAFE ETF	9,970	632,596
iShares Core MSCI Emerging Markets ETF	2,720	137,605
iShares Core S&P Total US Stock Market ETF	25,110	1,822,735
iShares Edge MSCI Min Vol EAFE ETF	4,260	316,518
iShares Edge MSCI Min Vol Emerging Markets ETF	1,360	75,412
iShares Edge MSCI Min Vol USA ETF	9,310	625,073
SPDR SSGA US Small Cap Low Volatility Index ETF	1,500	145,422

Total Equity		5,244,432

Fixed Income (14.2%)
iShares Core U.S. Aggregate Bond ETF	6,550	750,957
iShares TIPS Bond ETF	1,060	126,204

Total Fixed Income		877,161

Total Investments in Securities (99.1%) (Cost $5,325,129)		6,121,593
Other Assets Less Liabilities (0.9%)		56,077

Net Assets (100%)		$6,177,670

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,121,593	$—	$—	$6,121,593

Total Assets	$6,121,593	$—	$—	$6,121,593

Total Liabilities	$—	$—	$—	$—

Total	$6,121,593	$—	$—	$6,121,593

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$799,445
Aggregate gross unrealized depreciation	(3,427)

Net unrealized appreciation	$796,018

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,325,575

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (90.0%)
Invesco S&P 500 Low Volatility ETF	7,420	$444,977
Invesco S&P Emerging Markets Low Volatility ETF	2,160	48,233
Invesco S&P International Developed Low Volatility ETF	6,650	226,699
Invesco S&P MidCap Low Volatility ETF	4,280	229,964
Invesco S&P SmallCap Low Volatility ETF	1,990	98,704
iShares Core MSCI EAFE ETF	7,050	447,322
iShares Core MSCI Emerging Markets ETF	1,900	96,121
iShares Core S&P Total US Stock Market ETF	17,800	1,292,102
iShares Edge MSCI Min Vol EAFE ETF	3,100	230,330
iShares Edge MSCI Min Vol Emerging Markets ETF	940	52,123
iShares Edge MSCI Min Vol USA ETF	6,520	437,753
SPDR SSGA US Small Cap Low Volatility Index ETF	1,020	98,887

Total Equity		3,703,215

Fixed Income (9.2%)
iShares Core U.S. Aggregate Bond ETF	2,780	318,727
iShares TIPS Bond ETF	500	59,530

Total Fixed Income		378,257

Total Investments in Securities (99.2%) (Cost $3,423,421)		4,081,472
Other Assets Less Liabilities (0.8%)		32,570

Net Assets (100%)		$4,114,042

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,081,472	$—	$—	$4,081,472

Total Assets	$4,081,472	$—	$—	$4,081,472

Total Liabilities	$—	$—	$—	$—

Total	$4,081,472	$—	$—	$4,081,472

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$659,240
Aggregate gross unrealized depreciation	(1,189)

Net unrealized appreciation	$658,051

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,423,421

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (95.7%)
Invesco S&P 500 Low Volatility ETF	6,970	$417,991
Invesco S&P Emerging Markets Low Volatility ETF	2,130	47,563
Invesco S&P International Developed Low Volatility ETF	6,030	205,563
Invesco S&P MidCap Low Volatility ETF	3,970	213,308
Invesco S&P SmallCap Low Volatility ETF	1,920	95,232
iShares Core MSCI EAFE ETF	6,540	414,963
iShares Core MSCI Emerging Markets ETF	1,920	97,133
iShares Core S&P Total US Stock Market ETF	16,550	1,201,365
iShares Edge MSCI Min Vol EAFE ETF	2,870	213,241
iShares Edge MSCI Min Vol Emerging Markets ETF	790	43,805
iShares Edge MSCI Min Vol USA ETF	6,060	406,868
SPDR SSGA US Small Cap Low Volatility Index ETF	970	94,040

Total Equity		3,451,072

Fixed Income (4.0%)
iShares Core U.S. Aggregate Bond ETF	1,090	124,968
iShares TIPS Bond ETF	180	21,431

Total Fixed Income		146,399

Total Investments in Securities (99.7%) (Cost $2,952,008)		3,597,471
Other Assets Less Liabilities (0.3%)		9,240

Net Assets (100%)		$3,606,711

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,597,471	$—	$—	$3,597,471

Total Assets	$3,597,471	$—	$—	$3,597,471

Total Liabilities	$—	$—	$—	$—

Total	$3,597,471	$—	$—	$3,597,471

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$646,116
Aggregate gross unrealized depreciation	(939)

Net unrealized appreciation	$645,177

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,952,294

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.3%)
Invesco S&P 500 Low Volatility ETF	7,510	$450,375
Invesco S&P Emerging Markets Low Volatility ETF	2,200	49,126
Invesco S&P International Developed Low Volatility ETF	6,820	232,494
Invesco S&P MidCap Low Volatility ETF	4,250	228,352
Invesco S&P SmallCap Low Volatility ETF	2,010	99,696
iShares Core MSCI EAFE ETF	6,920	439,074
iShares Core MSCI Emerging Markets ETF	1,930	97,639
iShares Core S&P Total US Stock Market ETF	17,770	1,289,924
iShares Edge MSCI Min Vol EAFE ETF	3,020	224,386
iShares Edge MSCI Min Vol Emerging Markets ETF	900	49,905
iShares Edge MSCI Min Vol USA ETF	6,560	440,438
SPDR SSGA US Small Cap Low Volatility Index ETF	1,040	100,826

Total Investments in Securities (99.3%) (Cost $3,036,072)		3,702,235
Other Assets Less Liabilities (0.7%)		26,772

Net Assets (100%)		$3,729,007

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,702,235	$—	$—	$3,702,235

Total Assets	$3,702,235	$—	$—	$3,702,235

Total Liabilities	$—	$—	$—	$—

Total	$3,702,235	$—	$—	$3,702,235

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$667,282
Aggregate gross unrealized depreciation	(1,119)

Net unrealized appreciation	$666,163

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,036,072

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.4%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	5,937	$223,350
BCE, Inc.	1,200	56,545
Deutsche Telekom AG (Registered)	9,767	158,240
Elisa OYJ	600	36,096
Nippon Telegraph & Telephone Corp.	1,800	45,829
Swisscom AG (Registered)	201	110,340
Telefonica SA	3,355	22,707
Telenor ASA	1,900	34,404
Telia Co. AB	11,826	50,553
Verizon Communications, Inc.	4,600	273,424

		1,011,488

Interactive Media & Services (0.8%)
Alphabet, Inc., Class A*	173	247,871

Media (0.6%)
Comcast Corp., Class A	1,870	80,765
Omnicom Group, Inc.	800	60,248
Quebecor, Inc., Class B	2,000	49,630

		190,643

Wireless Telecommunication Services (0.8%)
KDDI Corp.	2,000	59,593
NTT DOCOMO, Inc.	2,700	77,273
Rogers Communications, Inc., Class B	2,700	135,184

		272,050

Total Communication Services		1,722,052

Consumer Discretionary (6.8%)
Auto Components (0.1%)
Bridgestone Corp.	600	21,202

Automobiles (0.3%)
General Motors Co.	1,700	56,763
Toyota Motor Corp.	700	48,568

		105,331

Hotels, Restaurants & Leisure (1.3%)
Compass Group plc	1,923	47,629
Domino’s Pizza, Inc.	100	28,175
Marriott International, Inc., Class A	200	28,012
Restaurant Brands International, Inc.	500	30,505
Starbucks Corp.	2,000	169,660
Yum! Brands, Inc.	1,100	116,347

		420,328

Household Durables (0.6%)
NVR, Inc.*	10	38,170
Panasonic Corp.	3,900	38,774
Sekisui Chemical Co. Ltd.	2,000	33,184
Sekisui House Ltd.	3,000	64,663

		174,791

Multiline Retail (0.4%)
Dollar General Corp.	500	76,705
Wesfarmers Ltd.	1,800	53,460

		130,165

Specialty Retail (2.7%)
AutoZone, Inc.*	100	105,796
Home Depot, Inc. (The)	1,300	296,530
Industria de Diseno Textil SA	2,000	67,301
Lowe’s Cos., Inc.	400	46,496
Nitori Holdings Co. Ltd.	100	15,586
O’Reilly Automotive, Inc.*	200	81,220
Ross Stores, Inc.	700	78,533
TJX Cos., Inc. (The)	3,000	177,120

		868,582

Textiles, Apparel & Luxury Goods (1.4%)
adidas AG	350	110,790
Gildan Activewear, Inc.	800	22,167
LVMH Moet Hennessy Louis Vuitton SE	200	87,383
NIKE, Inc., Class B	1,900	182,970
VF Corp.	700	58,079

		461,389

Total Consumer Discretionary		2,181,788

Consumer Staples (11.9%)
Beverages (3.4%)
Asahi Group Holdings Ltd.	700	32,526
Brown-Forman Corp., Class B	500	33,820
Carlsberg A/S, Class B	200	29,266
Coca-Cola Co. (The)	5,900	344,560
Diageo plc	3,850	152,331
Heineken NV	800	87,074
Kirin Holdings Co. Ltd.	1,000	21,815
PepsiCo, Inc.	2,589	367,690
Pernod Ricard SA	200	34,688

		1,103,770

Food & Staples Retailing (2.1%)
Alimentation Couche-Tard, Inc., Class B	1,400	46,790
Costco Wholesale Corp.	827	252,665
Koninklijke Ahold Delhaize NV	800	19,652
Loblaw Cos. Ltd.	800	41,856
Metro, Inc.	800	32,613
Seven & i Holdings Co. Ltd.	900	34,505
Sysco Corp.	1,600	131,424
Walmart, Inc.	500	57,245
Woolworths Group Ltd.	2,200	60,327

		677,077

Food Products (2.7%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	93,335
Danone SA	651	52,133
General Mills, Inc.	1,600	83,552
Hershey Co. (The)	600	93,102
Kellogg Co.	900	61,389
McCormick & Co., Inc. (Non-Voting)	300	49,011
Mondelez International, Inc., Class A	3,300	189,354
Mowi ASA	700	16,707
Nestle SA (Registered)	1,700	187,670
Tyson Foods, Inc., Class A	400	33,052

		859,305

Household Products (2.1%)
Church & Dwight Co., Inc.	1,000	74,220
Clorox Co. (The)	300	47,193
Kimberly-Clark Corp.	1,300	186,212
Procter & Gamble Co. (The)	2,800	348,936

		656,561

Personal Products (1.6%)
Beiersdorf AG	180	20,448
Estee Lauder Cos., Inc. (The), Class A	600	117,096
Kao Corp.	500	39,953
L’Oreal SA	270	75,657
Unilever NV	3,274	190,417

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever plc	1,300	$77,646

		521,217

Total Consumer Staples		3,817,930

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Chevron Corp.	700	74,998
Enbridge, Inc.	800	32,528
Eni SpA	1,400	19,636
Neste OYJ	1,200	47,748
Repsol SA	1,802	24,831
TOTAL SA	1,400	68,223

Total Energy		267,964

Financials (19.9%)
Banks (5.7%)
Bank Hapoalim BM	4,000	34,332
Bank Leumi Le-Israel BM	3,000	21,603
Bank of America Corp.	3,600	118,188
Bank of Montreal	1,100	83,892
Bank of Nova Scotia (The)	3,000	163,851
Canadian Imperial Bank of Commerce	500	40,774
Citigroup, Inc.	1,700	126,497
Citizens Financial Group, Inc.	600	22,368
Commonwealth Bank of Australia	511	28,638
DBS Group Holdings Ltd.	3,700	67,883
Hang Seng Bank Ltd.	1,400	28,283
JPMorgan Chase & Co.	300	39,708
M&T Bank Corp.	200	33,704
Mizrahi Tefahot Bank Ltd.	1,800	49,066
National Australia Bank Ltd.	1,400	23,841
National Bank of Canada	1,400	77,680
Oversea-Chinese Banking Corp. Ltd.	3,000	23,525
PNC Financial Services Group, Inc. (The)	900	133,695
Royal Bank of Canada	2,000	158,047
Skandinaviska Enskilda Banken AB, Class A	6,000	59,262
Svenska Handelsbanken AB, Class A	4,000	39,298
Swedbank AB, Class A	2,600	39,881
Toronto-Dominion Bank (The)	4,100	226,594
Truist Financial Corp.	1,706	87,978
United Overseas Bank Ltd.	1,000	18,551
US Bancorp	1,800	95,796

		1,842,935

Capital Markets (4.9%)
Ameriprise Financial, Inc.	300	49,623
ASX Ltd.	400	22,535
Bank of New York Mellon Corp. (The)	1,500	67,170
BlackRock, Inc.	300	158,205
CME Group, Inc.	700	151,977
Deutsche Boerse AG	880	143,523
FactSet Research Systems, Inc.	100	28,611
Hong Kong Exchanges & Clearing Ltd.	700	23,063
Intercontinental Exchange, Inc.	2,200	219,428
London Stock Exchange Group plc	364	37,759
Moody’s Corp.	500	128,395
Morgan Stanley	1,900	99,294
MSCI, Inc.	300	85,740
Nasdaq, Inc.	300	34,938
Northern Trust Corp.	400	39,124
S&P Global, Inc.	700	205,611
T. Rowe Price Group, Inc.	500	66,765

		1,561,761

Consumer Finance (0.6%)
American Express Co.	1,300	168,831
Discover Financial Services	400	30,052

		198,883

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	1,000	224,430

Insurance (8.0%)
Aflac, Inc.	2,900	149,553
Allianz SE (Registered)	791	189,614
Allstate Corp. (The)	1,100	130,394
American Financial Group, Inc.	400	43,516
Aon plc	1,000	220,250
Arch Capital Group Ltd.*	600	26,496
Assicurazioni Generali SpA	3,544	69,093
Baloise Holding AG (Registered)	210	37,970
Chubb Ltd.	1,500	227,985
Cincinnati Financial Corp.	300	31,485
Great-West Lifeco, Inc.	1,200	31,093
Hartford Financial Services Group, Inc. (The)	1,300	77,064
Insurance Australia Group Ltd.	7,676	35,799
Intact Financial Corp.	500	54,167
Legal & General Group plc	8,000	32,195
Loews Corp.	1,100	56,595
Manulife Financial Corp.	3,400	66,232
Markel Corp.*	30	35,189
Marsh & McLennan Cos., Inc.	1,900	212,534
Medibank Pvt Ltd.	8,700	17,696
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	452	133,375
Power Corp. of Canada	1,400	34,931
Progressive Corp. (The)	1,600	129,104
Sampo OYJ, Class A	1,600	72,485
Sompo Holdings, Inc.	900	33,577
Sun Life Financial, Inc.	3,400	159,852
Tokio Marine Holdings, Inc.	500	27,069
Willis Towers Watson plc	600	126,774
Zurich Insurance Group AG	280	116,384

		2,578,471

Total Financials		6,406,480

Health Care (12.7%)
Biotechnology (0.8%)
Amgen, Inc.	1,045	225,772
CSL Ltd.	200	40,894

		266,666

Health Care Equipment & Supplies (4.4%)
Abbott Laboratories	1,000	87,140
Baxter International, Inc.	800	71,376
Boston Scientific Corp.*	1,000	41,870
Cochlear Ltd.	200	31,700
Coloplast A/S, Class B	400	50,432
Danaher Corp.	1,200	193,044
Hoya Corp.	400	38,450
IDEXX Laboratories, Inc.*	200	54,202
Intuitive Surgical, Inc.*	200	111,956
Koninklijke Philips NV	1,365	62,484
Medtronic plc	3,000	346,320
STERIS plc	500	75,345
Stryker Corp.	800	168,560
Terumo Corp.	900	32,124
West Pharmaceutical Services, Inc.	200	31,190

		1,396,193

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	200	$17,112
Anthem, Inc.	100	26,528
HCA Healthcare, Inc.	400	55,520
Henry Schein, Inc.*	400	27,576
Quest Diagnostics, Inc.	300	33,201
UnitedHealth Group, Inc.	700	190,715

		350,652

Health Care Technology (0.1%)
Cerner Corp.	500	35,915

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	500	41,280
Mettler-Toledo International, Inc.*	100	75,718
Thermo Fisher Scientific, Inc.	300	93,957
Waters Corp.*	100	22,379

		233,334

Pharmaceuticals (5.6%)
Astellas Pharma, Inc.	3,000	53,154
Chugai Pharmaceutical Co. Ltd.	400	40,939
Eli Lilly & Co.	1,300	181,532
GlaxoSmithKline plc	2,000	46,960
Johnson & Johnson	1,200	178,644
Merck & Co., Inc.	3,700	316,128
Merck KGaA	200	25,724
Novartis AG (Registered)	1,251	118,338
Novo Nordisk A/S, Class B	2,530	154,445
Otsuka Holdings Co. Ltd.	400	17,693
Pfizer, Inc.	6,500	242,060
Roche Holding AG	695	233,910
Shionogi & Co. Ltd.	300	17,834
Zoetis, Inc.	1,200	161,052

		1,788,413

Total Health Care		4,071,173

Industrials (14.9%)
Aerospace & Defense (2.8%)
Airbus SE	684	100,915
CAE, Inc.	1,000	29,658
General Dynamics Corp.	500	87,720
HEICO Corp.	200	24,486
L3Harris Technologies, Inc.	400	88,532
Lockheed Martin Corp.	500	214,060
MTU Aero Engines AG	100	30,452
Northrop Grumman Corp.	500	187,285
Teledyne Technologies, Inc.*	100	36,506
Thales SA	200	22,051
United Technologies Corp.	500	75,100

		896,765

Air Freight & Logistics (0.7%)
Deutsche Post AG (Registered)	1,754	61,426
Expeditors International of Washington, Inc.	800	58,432
United Parcel Service, Inc., Class B	900	93,168

		213,026

Building Products (1.1%)
Allegion plc	200	25,864
Assa Abloy AB, Class B	1,200	28,555
Daikin Industries Ltd.	600	84,433
Geberit AG (Registered)	140	73,844
Johnson Controls International plc	2,100	82,845
Lennox International, Inc.	100	23,298
Masco Corp.	800	38,016

		356,855

Commercial Services & Supplies (1.0%)
Cintas Corp.	200	55,794
Copart, Inc.*	300	30,438
Republic Services, Inc.	400	38,020
Secom Co. Ltd.	700	61,633
Waste Management, Inc.	1,100	133,870

		319,755

Construction & Engineering (0.7%)
Kajima Corp.	2,000	25,354
Obayashi Corp.	5,300	57,926
Shimizu Corp.	3,000	30,680
Taisei Corp.	800	31,762
Vinci SA	500	55,384
WSP Global, Inc.	400	28,427

		229,533

Electrical Equipment (0.6%)
Eaton Corp. plc	800	75,576
Legrand SA	300	24,065
Rockwell Automation, Inc.	400	76,664
Schneider Electric SE	300	30,073

		206,378

Industrial Conglomerates (1.4%)
3M Co.	900	142,794
Honeywell International, Inc.	800	138,576
Roper Technologies, Inc.	200	76,332
Siemens AG (Registered)*	822	101,797

		459,499

Machinery (2.1%)
Atlas Copco AB, Class A	1,500	53,224
Caterpillar, Inc.	700	91,945
Cummins, Inc.	500	79,985
IDEX Corp.	200	32,770
Illinois Tool Works, Inc.	700	122,486
Ingersoll-Rand plc	1,000	133,230
Kone OYJ, Class B	1,194	77,096
Parker-Hannifin Corp.	200	39,138
Sandvik AB	2,000	36,543

		666,417

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	180	29,128

Professional Services (1.4%)
CoStar Group, Inc.*	100	65,299
IHS Markit Ltd.*	1,300	102,518
Recruit Holdings Co. Ltd.	800	31,288
TransUnion	300	27,510
Verisk Analytics, Inc.	600	97,482
Wolters Kluwer NV	1,635	122,910

		447,007

Road & Rail (1.6%)
Canadian National Railway Co.	1,400	130,828
Canadian Pacific Railway Ltd.	200	53,128
Central Japan Railway Co.	200	39,137
East Japan Railway Co.	1,000	88,483
Hankyu Hanshin Holdings, Inc.	1,000	40,629
Kintetsu Group Holdings Co. Ltd.	1,000	52,650
MTR Corp. Ltd.	4,000	22,403
Odakyu Electric Railway Co. Ltd.	2,000	44,298
Union Pacific Corp.	300	53,826

		525,382

Trading Companies & Distributors (1.1%)
Brenntag AG	400	20,797
Bunzl plc	600	15,623
Fastenal Co.	1,000	34,880
Ferguson plc	473	42,395
ITOCHU Corp.	1,500	34,999
Mitsubishi Corp.	1,200	30,804

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co. Ltd.	1,900	$33,826
Sumitomo Corp.	2,300	34,289
Toyota Tsusho Corp.	2,200	75,506
WW Grainger, Inc.	100	30,267

		353,386

Transportation Infrastructure (0.3%)
Aena SME SA(m)	270	49,974
Kamigumi Co. Ltd.	1,400	29,864

		79,838

Total Industrials		4,782,969

Information Technology (12.9%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	4,035	185,489

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	600	59,682
CDW Corp.	200	26,090
Hexagon AB, Class B	300	16,350
Hitachi Ltd.	600	22,912
Keyence Corp.	200	67,811
Kyocera Corp.	400	26,250

		219,095

IT Services (5.4%)
Accenture plc, Class A	1,200	246,252
Amadeus IT Group SA	700	54,831
Automatic Data Processing, Inc.	1,300	222,807
Booz Allen Hamilton Holding Corp.	500	39,020
Broadridge Financial Solutions, Inc.	200	23,830
CGI, Inc.*	1,000	76,568
Cognizant Technology Solutions Corp., Class A	1,400	85,932
Jack Henry & Associates, Inc.	300	44,862
Mastercard, Inc., Class A	900	284,346
Nomura Research Institute Ltd.	1,700	37,664
Paychex, Inc.	1,100	94,347
PayPal Holdings, Inc.*	954	108,651
VeriSign, Inc.*	200	41,628
Visa, Inc., Class A	1,900	378,043

		1,738,781

Semiconductors & Semiconductor Equipment (1.5%)
ASML Holding NV	390	109,377
Intel Corp.	3,900	249,327
Texas Instruments, Inc.	1,100	132,715

		491,419

Software (3.7%)
Adobe, Inc.*	600	210,684
ANSYS, Inc.*	100	27,433
Cadence Design Systems, Inc.*	400	28,844
Citrix Systems, Inc.	200	24,244
Intuit, Inc.	500	140,190
Microsoft Corp.	2,515	428,129
Oracle Corp.	2,900	152,105
SAP SE	1,100	143,949
Synopsys, Inc.*	200	29,502

		1,185,080

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	803	248,536
Canon, Inc.	1,300	34,256
FUJIFILM Holdings Corp.	700	34,622

		317,414

Total Information Technology		4,137,278

Materials (3.3%)
Chemicals (2.7%)
Air Products & Chemicals, Inc.	300	71,613
Akzo Nobel NV	670	63,234
Asahi Kasei Corp.	3,200	32,664
Chr Hansen Holding A/S	200	14,913
Ecolab, Inc.	1,100	215,721
Givaudan SA (Registered)	33	108,907
Koninklijke DSM NV	312	38,148
Linde plc	500	101,565
Novozymes A/S, Class B	400	20,878
PPG Industries, Inc.	500	59,920
Sherwin-Williams Co. (The)	100	55,699
Shin-Etsu Chemical Co. Ltd.	300	34,147
Symrise AG	300	30,905
Toray Industries, Inc.	5,400	35,828

		884,142

Containers & Packaging (0.2%)
Ball Corp.	800	57,744

Metals & Mining (0.3%)
BHP Group Ltd.	2,538	65,358
Rio Tinto Ltd.	411	26,770

		92,128

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	600	18,970

Total Materials		1,052,984

Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (4.0%)
American Tower Corp. (REIT)	200	46,348
Ascendas REIT (REIT)	12,000	27,561
AvalonBay Communities, Inc. (REIT)	700	151,683
CapitaLand Commercial Trust (REIT)	24,900	37,319
CapitaLand Mall Trust (REIT)	19,000	34,886
Dexus (REIT)	8,671	72,750
Equity LifeStyle Properties, Inc. (REIT)	1,000	72,750
Equity Residential (REIT)	900	74,772
First Capital REIT (REIT)	2,200	36,024
Goodman Group (REIT)	7,429	72,858
GPT Group (The) (REIT)	19,392	76,965
H&R REIT (REIT)	1,400	22,628
Japan Prime Realty Investment Corp. (REIT)	8	37,027
Japan Retail Fund Investment Corp. (REIT)	9	19,250
Mirvac Group (REIT)	30,152	67,476
Prologis, Inc. (REIT)	1,200	111,456
Public Storage (REIT)	300	67,128
Regency Centers Corp. (REIT)	300	18,612
Simon Property Group, Inc. (REIT)	600	79,890
United Urban Investment Corp. (REIT)	30	53,785
Vornado Realty Trust (REIT)	600	39,462
Welltower, Inc. (REIT)	700	59,437

		1,280,067

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	600	36,630
Daiwa House Industry Co. Ltd.	1,000	31,462
Mitsubishi Estate Co. Ltd.	4,400	86,187
Mitsui Fudosan Co. Ltd.	1,000	26,426
Swiss Prime Site AG (Registered)*	583	71,223

		251,928

Total Real Estate		1,531,995

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (5.6%)
Electric Utilities (2.3%)
Chubu Electric Power Co., Inc.	3,100	$42,120
EDP - Energias de Portugal SA	8,708	43,690
Enel SpA	12,000	104,568
Eversource Energy	1,800	166,392
Iberdrola SA	17,369	189,958
Orsted A/S(m)	643	70,096
Red Electrica Corp. SA	2,000	39,969
Terna Rete Elettrica Nazionale SpA	13,465	94,037

		750,830

Gas Utilities (0.7%)
Atmos Energy Corp.	500	58,515
Hong Kong & China Gas Co. Ltd.	17,303	33,109
Naturgy Energy Group SA	800	21,104
Osaka Gas Co. Ltd.	1,900	31,982
Snam SpA	6,000	32,195
Tokyo Gas Co. Ltd.	2,000	43,840

		220,745

Multi-Utilities (2.0%)
CenterPoint Energy, Inc.	2,200	58,256
CMS Energy Corp.	1,200	82,212
Consolidated Edison, Inc.	1,300	122,200
E.ON SE	7,606	86,427
National Grid plc	1,400	18,642
Public Service Enterprise Group, Inc.	1,300	76,960
Sempra Energy	1,200	192,768

		637,465

Water Utilities (0.6%)
American Water Works Co., Inc.	1,000	136,200
Severn Trent plc	1,200	40,992

		177,192

Total Utilities		1,786,232

Total Common Stocks (99.0%) (Cost $26,658,817)		31,758,845

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	3,678	3,680

Total Short-Term Investment (0.0%) (Cost $3,680)		3,680

Total Investments in Securities (99.0%) (Cost $26,662,497)		31,762,525
Other Assets Less Liabilities (1.0%)		336,623

Net Assets (100%)		$32,099,148

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2020, the market value of these securities amounted to $120,070 or 0.4% of net assets.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.2%
Canada	6.0
Denmark	1.1
Finland	0.8
France	1.7
Germany	3.9
Hong Kong	0.3
Israel	0.3
Italy	1.0
Japan	7.2
Netherlands	1.6
Norway	0.2
Portugal	0.1
Singapore	0.6
Spain	1.5
Sweden	1.0
Switzerland	3.7
United Kingdom	2.4
United States	63.4
Cash and Other	1.0

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,127,017	$595,035	$—	$1,722,052
Consumer Discretionary	1,593,248	588,540	—	2,181,788
Consumer Staples	2,591,780	1,226,150	—	3,817,930
Energy	107,526	160,438	—	267,964
Financials	4,980,180	1,426,300	—	6,406,480
Health Care	3,106,092	965,081	—	4,071,173
Industrials	2,956,753	1,826,216	—	4,782,969
Information Technology	3,589,256	548,022	—	4,137,278
Materials	562,262	490,722	—	1,052,984
Real Estate	816,820	715,175	—	1,531,995
Utilities	893,503	892,729	—	1,786,232
Short-Term Investment
Investment Company	3,680	—	—	3,680

Total Assets	$22,328,117	$9,434,408	$—	$31,762,525

Total Liabilities	$—	$—	$—	$—

Total	$22,328,117	$9,434,408	$—	$31,762,525

As of January 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,435,416
Aggregate gross unrealized depreciation	(370,970)

Net unrealized appreciation	$5,064,446

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,698,079

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each series (each, a “Fund” and collectively, the “Funds”) of the 1290 Funds (the “Trust”). The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), a wholly owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable Life”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2020, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. The value and percentage, based on Total Investments in Securities, of the investments that applied these procedures on January 31, 2020 are as follows:

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2020 (Unaudited)

Funds:	Market Value	Percentage of Total Investments
1290 GAMCO Small/Mid Cap Value	$3,536,615	3.5%
1290 Global Talents	7,620,799	26.9
1290 SmartBeta Equity	9,434,408	29.7

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.